UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

This Form N-Q relates solely to the Registrant’s Prudential Global Absolute Return Bond Fund and Prudential Real Assets Fund.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2018

Date of reporting period:	1/31/2018

Item 1. Schedule of Investments

Prudential Global Absolute Return Bond Fund

Schedule of Investments

as of January 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 97.0%
ASSET-BACKED SECURITIES — 6.0%
Collateralized Loan Obligations — 1.5%
MidOcean Credit CLO (Cayman Islands), Series 2018-8A, Class B, 144A, 3 Month LIBOR + 1.650%	3.381	%(c)	02/20/31		250	$250,000
St Paul’s CLO DAC (Ireland), Series 4A, Class A2BR, 144A	2.050%		04/25/30	EUR	250	310,645

						560,645

Consumer Loans — 2.7%
Lendmark Funding Trust, Series 2017-1A, Class C, 144A	5.410%		12/22/25		100	103,262
OneMain Financial Issuance Trust, Series 2014-2A, Class C, 144A	4.330%		09/18/24		500	500,967
Oportun Funding LLC, Series 2016-C, Class B, 144A	4.850%		11/08/21		250	251,774
PNMAC GMSR Issuer Trust, Series 2017-GT2, Class A, 144A, 1 Month LIBOR + 4.000%	5.561	%(c)	08/25/23		110	109,979

						965,982

Residential Mortgage-Backed Securities — 1.3%
Credit Suisse Mortgage Trust, Series 2016-RPL1, Class A1, 144A, 1 Month LIBOR + 3.150%	4.718	%(c)	12/26/46		180	182,139
Credit Suisse Mortgage Trust, Series 2017-6R, Class 1A1, 144A	3.123	%(cc)	03/06/47		180	181,890
Vericrest Opportunity Loan Transferor LLC, Series 2017-NPL7, Class A1, 144A	3.250%		06/25/47		94	94,240

						458,269

Student Loans — 0.5%
SLM Student Loan Trust, Series 2007-2, Class B, 3 Month LIBOR + 0.170%	1.915	%(c)	07/25/25		200	184,867

TOTAL ASSET-BACKED SECURITIES (cost $2,135,024)						2,169,763

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.6%
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A (cost $225,735)	3.808	%(cc)	12/10/36		250	229,798

CORPORATE BONDS — 44.7%
Auto Manufacturers — 0.4%
Mclaren Finance PLC (United Kingdom), Sr. Sec’d. Notes	5.000%		08/01/22	GBP	100	141,275

Auto Parts & Equipment — 0.7%
Grupo Antolin Dutch BV (Spain), Sr. Sec’d. Notes	5.125%		06/30/22	EUR	100	129,147
LKQ Italia Bondco SpA, Gtd. Notes, 144A	3.875%		04/01/24	EUR	100	133,219

						262,366

Banks — 10.8%
ABN AMRO Bank NV (Netherlands), Sub. Notes, 144A	4.750%		07/28/25		250	261,638
Bank of America Corp., Series X, Jr. Sub. Notes	6.250%		09/29/49		250	270,312
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650%		03/16/25		250	246,478
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	4.282%		01/09/28		250	256,897
Development Bank of Japan, Inc. (Japan), Sr. Unsec’d. Notes, GMTN	0.375%		10/21/19	EUR	100	124,973
Goldman Sachs Group, Inc. (The), Series L, Jr. Sub. Notes	5.700%		12/29/49		250	255,280
ING Bank NV (Netherlands), Sub. Notes, 144A	5.800%		09/25/23		250	276,397

Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.125%	07/14/22		200	197,139
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.509%	01/23/29		145	144,262
JPMorgan Chase & Co., Series R, Jr. Sub. Notes	6.000%	12/29/49		250	265,625
Lloyds Banking Group PLC (United Kingdom), Sub. Notes	4.582%	12/10/25		200	206,207
MFB Magyar Fejlesztesi Bank Zrt (Hungary), Gov’t. Gtd. Notes	6.250%	10/21/20		250	269,745
Morgan Stanley, Series J, Jr. Sub. Notes	5.550%	12/29/49		250	258,438
Nordea Bank AB (Sweden), Sub. Notes, 144A (original cost $255,723; purchased 11/03/15)(f)	4.250%	09/21/22		250	258,740
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, EMTN	2.000%	03/08/23	EUR	100	130,105
UBS Group Funding AG (Switzerland), Gtd. Notes, 144A	4.125%	09/24/25		250	258,288
Wells Fargo & Co., Series S, Jr. Sub. Notes	5.900%	12/29/49		250	264,375

					3,944,899

Biotechnology — 0.4%
Celgene Corp., Sr. Unsec’d. Notes	3.450%	11/15/27		150	146,672

Building Materials — 0.1%
US Concrete, Inc., Gtd. Notes	6.375%	06/01/24		50	53,750

Chemicals — 1.3%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.375%	03/15/25		150	148,153
Hexion, Inc., Sec’d. Notes, 144A	13.750%	02/01/22		100	85,500
Monitchem HoldCo 3 SA (Luxembourg), Sr. Sec’d. Notes	5.250%	06/15/21	EUR	100	126,018
Perstorp Holding AB (Sweden), Sr. Sec’d. Notes	7.625%	06/30/21	EUR	80	105,648

					465,319

Commercial Services — 1.9%
Adif - Alta Velocidad (Spain), Sr. Unsec’d. Notes, EMTN	1.875%	01/28/25	EUR	300	390,052
Laureate Education, Inc., Gtd. Notes, 144A	8.250%	05/01/25		200	214,500
United Rentals North America, Inc., Gtd. Notes	4.875%	01/15/28		40	39,950
United Rentals North America, Inc., Gtd. Notes	5.500%	05/15/27		30	31,500

					676,002

Computers — 0.1%
Western Digital Corp., Sr. Sec’d. Notes, 144A	7.375%	04/01/23		25	27,219

Electric — 3.2%
AES Corp., Sr. Unsec’d. Notes	7.375%	07/01/21		25	27,938
Calpine Corp., Sr. Unsec’d. Notes	5.500%	02/01/24		50	47,500
Calpine Corp., Sr. Unsec’d. Notes	5.750%	01/15/25		100	94,750
ContourGobal Power Holdings SA, Sr. Sec’d. Notes, 144A	5.125%	06/15/21	EUR	100	128,482
Dynegy, Inc., Gtd. Notes	7.375%	11/01/22		150	158,460
GenOn Energy, Inc., Sr. Unsec’d. Notes (original cost $184,385; purchased 11/12/15)(d)(f)	9.875%	10/15/20		225	180,000
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500%	06/15/25		150	148,798
Perusahaan Listrik Negara PT (Indonesia), Sr. Unsec’d. Notes	5.500%	11/22/21		250	268,595
State Grid Europe Development 2014 PLC (China), Series A, Gtd. Notes	1.500%	01/26/22	EUR	100	127,248

					1,181,771

Electrical Components & Equipment — 0.4%
Belden, Inc., Gtd. Notes, EMTN	5.500%	04/15/23	EUR	100	128,457

Entertainment — 1.8%
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	4.250%	02/28/47	GBP	100	144,824
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	11/01/23		125	134,375

International Game Technology PLC, Sr. Sec’d. Notes	4.125%	02/15/20	EUR	100	131,543
Scientific Games International, Inc., Gtd. Notes	6.625%	05/15/21		100	103,500
William Hill PLC (United Kingdom), Gtd. Notes	4.875%	09/07/23	GBP	100	149,794

					664,036

Foods — 0.9%
Darling Global Finance BV, Gtd. Notes	4.750%	05/30/22	EUR	100	128,026
Kraft Heinz Foods Co., Gtd. Notes	3.000%	06/01/26		150	140,966
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%	11/01/19		50	51,000

					319,992

Forest Products & Paper — 0.3%
Sappi Papier Holding GmbH (South Africa), Gtd. Notes	3.375%	04/01/22	EUR	100	126,329

Healthcare-Products — 0.3%
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	1.400%	01/23/26	EUR	100	124,367

Healthcare-Services — 1.4%
CHS/Community Health Systems, Inc., Gtd. Notes(a)	6.875%	02/01/22		200	142,250
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19		50	46,875
HCA, Inc., Gtd. Notes	5.875%	02/15/26		200	210,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20		125	127,656

					526,781

Home Builders — 0.6%
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625%	03/01/24		75	78,844
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22		125	129,375

					208,219

Insurance — 1.1%
American International Group, Inc., Sr. Unsec’d. Notes	1.875%	06/21/27	EUR	100	125,060
Cloverie PLC for Zurich Insurance Co. Ltd. (Switzerland), Sub. Notes, EMTN	7.500%	07/24/39	EUR	100	137,305
Credit Agricole Assurances SA (France), Sub. Notes	4.250%	01/29/49	EUR	100	139,582

					401,947

Internet — 0.3%
Netflix, Inc., Sr. Unsec’d. Notes, 144A	3.625%	05/15/27	EUR	100	125,104

Iron/Steel — 0.5%
Cleveland-Cliffs, Inc., Gtd. Notes, 144A	5.750%	03/01/25		175	171,281

Lodging — 0.6%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A	10.250%	11/15/22		100	111,250
MGM Resorts International, Gtd. Notes	6.000%	03/15/23		100	108,000

					219,250

Media — 3.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	05/01/27		125	128,750
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21		75	75,140
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21		50	50,188

Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20		75	75,938
Clear Channel Worldwide Holdings, Inc., Series B, Gtd. Notes	7.625%	03/15/20		125	124,063
Discovery Communications LLC, Gtd. Notes	2.500%	09/20/24	GBP	100	140,186
Discovery Communications LLC, Gtd. Notes	4.900%	03/11/26		150	158,217
DISH DBS Corp., Gtd. Notes	7.750%	07/01/26		200	205,500
SFR Group SA (France), Sr. Sec’d. Notes	5.625%	05/15/24	EUR	100	126,328
Virgin Media Finance PLC (United Kingdom), Gtd. Notes	7.000%	04/15/23	GBP	100	148,246

					1,232,556

Miscellaneous Manufacturing — 0.8%
Amsted Industries, Inc., Gtd. Notes, 144A	5.000%	03/15/22		175	178,500
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%	12/01/24		105	110,381

					288,881

Multi-National — 0.4%
Corporacion Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%	01/06/23		150	147,594

Oil & Gas — 5.0%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	10.000%	04/01/22		100	110,125
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.250%	04/15/27		200	198,465
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, EMTN	2.850%	10/25/19	CHF	100	111,147
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, EMTN	5.338%	09/25/20	GBP	100	152,966
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375%	01/30/23		75	64,500
Petrobras Global Finance BV (Brazil), Gtd. Notes	4.250%	10/02/23	EUR	100	137,022
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	02/24/25	EUR	100	147,745
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN	2.500%	08/21/21	EUR	100	130,256
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN	3.750%	02/21/24	EUR	200	269,390
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN	3.750%	04/16/26	EUR	100	130,914
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes	1.000%	04/28/22	EUR	300	374,491

					1,827,021

Packaging & Containers — 1.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes	4.750%	07/15/27	GBP	100	142,924
Ball Corp., Gtd. Notes	4.375%	12/15/23	EUR	100	140,848
Crown European Holdings SA, Gtd. Notes, 144A	2.875%	02/01/26	EUR	125	154,819
Horizon Holdings I SAS (France), Gtd. Notes	7.250%	08/01/23	EUR	100	131,466
SIG Combibloc Holdings SCA (Luxembourg), Sr. Sec’d. Notes	7.750%	02/15/23	EUR	100	128,897

					698,954

Pharmaceuticals — 0.8%
Allergan Funding SCS, Gtd. Notes	3.800%	03/15/25		150	150,609
Nidda BondCo GmbH (Germany), Gtd. Notes, 144A	5.000%	09/30/25	EUR	100	123,605

					274,214

Pipelines — 0.2%
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875%	04/15/40		75	87,844

Real Estate Investment Trusts (REITs) — 0.4%
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325%		03/24/25	EUR	100	131,125

Retail — 1.2%
L Brands, Inc., Gtd. Notes	5.250%		02/01/28		80	79,100
PetSmart, Inc., Gtd. Notes, 144A	7.125%		03/15/23		150	94,313
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875%		06/01/25		25	19,250
PVH Corp., Sr. Unsec’d. Notes, 144A	3.625%		07/15/24	EUR	100	135,608
Rite Aid Corp., Gtd. Notes, 144A	6.125%		04/01/23		100	93,250

						421,521

Software — 1.1%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%		07/15/21		150	150,187
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.100%		07/15/24	EUR	100	122,894
First Data Corp., Gtd. Notes, 144A	7.000%		12/01/23		125	131,641

						404,722

Telecommunications — 1.4%
Frontier Communications Corp., Sr. Unsec’d. Notes	11.000%		09/15/25		75	58,594
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	9.750%		07/15/25		205	188,538
Sprint Capital Corp., Gtd. Notes	8.750%		03/15/32		100	118,250
Wind Tre SpA (Italy), Sr. Sec’d. Notes, 144A	3.125%		01/20/25	EUR	120	137,041

						502,423

Transportation — 1.0%
Moby SpA (Italy), Sr. Sec’d. Notes, 144A	7.750%		02/15/23	EUR	100	117,948
Silk Bidco AS (Norway), Sr. Sec’d. Notes (original cost $213,470; purchased 11/11/15 - 11/24/15)(f)	7.500%		02/01/22	EUR	200	257,042

						374,990

TOTAL CORPORATE BONDS (cost $15,686,794)						16,306,881

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.5%
CIM Commercial Trust, Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%	3.568	%(c)	01/25/57		92	93,827
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%	4.861	%(c)	10/25/27		1,000	1,122,481
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-4, Class A, 144A, 1 Month LIBOR + 2.000%	3.568	%(c)	05/01/22		137	136,510
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-5, Class A, 144A, 1 Month LIBOR + 2.000%	3.568	%(c)	05/01/22		126	125,569
LSTAR Securities Investment Ltd., Series 2017-6, Class A, 144A, 1 Month LIBOR + 1.750%	3.318	%(c)	09/01/22		78	78,010
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-8, Class A, 144A, 1 Month LIBOR + 1.650%	3.218	%(c)	11/01/22		97	97,431

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,491,013)						1,653,828

SOVEREIGN BONDS — 39.7%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	2.500%		10/11/22		240	233,280
Argentine Bonos del Tesoro (Argentina), Bonds	22.750%		03/05/18	ARS	3,012	152,747

Argentine Republic Government International Bond (Argentina), Unsec’d. Notes	5.000%		01/15/27	EUR	200	251,738
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	5.250%		01/15/28	EUR	300	378,457
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.820%		12/31/33	EUR	69	99,102
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.875%		04/01/21	EUR	550	728,130
Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes	2.950%		09/03/24	EUR	450	636,204
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes, EMTN	3.875%		03/22/26	EUR	160	230,830
Costa Rica Government International Bond (Costa Rica), Bonds	4.370%		05/22/19		100	100,907
Croatia Government International Bond (Croatia), Sr. Unsec’d. Notes	6.000%		01/26/24		300	338,008
Cyprus Government International Bond (Cyprus), Sr. Unsec’d. Notes, EMTN	3.750%		07/26/23	EUR	150	209,517
Cyprus Government International Bond (Cyprus), Sr. Unsec’d. Notes, EMTN	4.250%		11/04/25	EUR	100	144,910
Cyprus Government International Bond (Cyprus), Unsec’d. Notes, EMTN	3.875%		05/06/22	EUR	955	1,327,436
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	7.500%		05/06/21		230	249,665
Hellenic Republic Government Bond (Greece), Bonds	3.000	%(cc)	02/24/23	EUR	60	75,202
Hellenic Republic Government Bond (Greece), Bonds	3.000	%(cc)	02/24/24	EUR	90	111,242
Hellenic Republic Government Bond (Greece), Bonds	3.000	%(cc)	02/24/27	EUR	175	211,338
Hellenic Republic Government Bond (Greece), Bonds	3.000	%(cc)	02/24/28	EUR	280	339,729
Hellenic Republic Government Bond (Greece), Bonds	3.000	%(cc)	02/24/29	EUR	220	265,182
Hellenic Republic Government Bond (Greece), Bonds	3.000	%(cc)	02/24/31	EUR	50	58,857
Hellenic Republic Government Bond (Greece), Bonds	3.000	%(cc)	02/24/32	EUR	335	390,051
Hellenic Republic Government Bond (Greece), Bonds	8.778	%(s)	10/15/42	EUR	11,805	80,172
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, 144A	4.375%		08/01/22	EUR	270	356,074
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	6.140%		04/14/28	EUR	100	138,992
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, EMTN	2.875%		07/08/21	EUR	450	604,514
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.375%		07/30/25	EUR	100	140,606
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, EMTN	3.750%		06/14/28	EUR	200	289,891
Institut Catala de Finances Capital SGEIC SA (Spain), Gov’t. Gtd. Notes	3.185	%(s)	07/05/22	EUR	100	107,232
Instituto de Credito Oficial (Spain), Gov’t. Gtd. Notes, GMTN	0.963%		09/22/22	SEK	1,000	126,564
Italy Buoni Poliennali del Tesoro (Italy), Bonds	2.050%		08/01/27	EUR	150	186,832
Italy Buoni Poliennali del Tesoro (Italy), Bonds, 144A	2.800%		03/01/67	EUR	50	55,914
Japan Government Five Year Bond (Japan), Sr. Unsec’d. Notes(k)	0.100%		09/20/20	JPY	150,000	1,381,121
Malaysia Government Bond (Malaysia), Sr. Unsec’d. Notes	3.441%		02/15/21	MYR	1,000	256,966
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, EMTN	1.750%		04/17/28	EUR	160	194,879
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, EMTN	2.375%		04/09/21	EUR	100	131,776
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	2.750%		04/22/23	EUR	115	155,391
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, GMTN	5.500%		02/17/20	EUR	100	137,689

Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, EMTN	5.125%	10/15/24		200	214,954
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	3.875%	02/15/30	EUR	500	729,093
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	5.650%	02/15/24	EUR	260	409,955
Provincia de Buenos Airesgentina (Argentina), Sr. Unsec’d. Notes	5.375%	01/20/23	EUR	100	131,304
Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes, EMTN	3.750%	01/19/23	EUR	200	288,982
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN	2.875%	10/28/24	EUR	680	935,363
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	2.875%	03/04/23		200	195,500
Spain Government Bond (Spain), Sr. Unsec’d. Notes, 144A	1.450%	10/31/27	EUR	235	292,240
Spain Government Bond (Spain), Sr. Unsec’d. Notes, 144A	5.900%	07/30/26	EUR	115	197,001
Sweden Government International Bond (Sweden), Sr. Unsec’d. Notes, 144A, MTN	0.125%	04/24/23	EUR	120	148,202
Turkey Government Bond (Turkey), Bonds	9.000%	07/24/24	TRY	200	47,184

TOTAL SOVEREIGN BONDS (cost $12,740,444)					14,466,923

U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Bonds(h)	2.000%	11/15/26		190	179,342
U.S. Treasury Notes(h)	1.875%	04/30/22		380	370,827

TOTAL U.S. TREASURY OBLIGATIONS (cost $567,799)					550,169

TOTAL LONG-TERM INVESTMENTS (cost $32,846,809)					35,377,362

SHORT-TERM INVESTMENTS — 5.8%

			Shares
AFFILIATED MUTUAL FUNDS — 1.8%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)				512,449	512,449
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $141,204; includes $140,995 of cash collateral for securities on loan)(b)(w)				141,192	141,206

TOTAL AFFILIATED MUTUAL FUNDS (cost $653,653)					653,655

OPTIONS PURCHASED~* — 4.0% (cost $2,191,417)					1,453,009

TOTAL SHORT-TERM INVESTMENTS (cost $2,845,070)					2,106,664

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 102.8% (cost $35,691,879)					37,484,026

OPTIONS WRITTEN~* — (3.9)% (premiums received $2,367,817)					(1,414,330)

Value
TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 98.9% (cost $32,324,062)	$36,069,696
Other assets in excess of liabilities(z) — 1.1%	402,751

NET ASSETS — 100.0%	$36,472,447

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $(21,314) and (0.1)% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $135,138; cash collateral of $140,995 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post maturity.
(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $653,578. The aggregate value of $695,782 is approximately 1.9% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

Options Purchased:

Exchange Traded

Description	Call/Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
1-Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP 99.38	30	GBP 38	$399
2-Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP 99.13	30	GBP 38	—
1-Year Short Sterling Mid-Curve Futures	Put	05/11/18	GBP 98.50	13	GBP 16	288
1-Year Short Sterling Mid-Curve Futures	Put	05/11/18	GBP 98.88	13	GBP 16	2,077

						$2,764

OTC Traded

Description	Call/Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Call	Deutsche Bank AG	11/25/20	92.00	—	AUD	3,800	53,847
Currency Option EUR vs BRL	Call	Citigroup Global Markets	04/18/18	3.40	—	EUR	100	$18,603
Currency Option EUR vs TRY	Call	BNP Paribas	02/26/18	6.00	—	EUR	1,500	9
Currency Option EUR vs TRY	Call	BNP Paribas	06/27/18	6.00	—	EUR	1,250	4,029
Currency Option EUR vs TRY	Call	Citigroup Global Markets	04/26/19	6.00	—	EUR	1,500	68,112
Currency Option EUR vs USD	Call	Morgan Stanley	02/26/18	1.30	—	EUR	3,000	997
Currency Option EUR vs USD	Call	BNP Paribas	02/26/20	1.30	—	EUR	3,000	189,259
Currency Option EUR vs ZAR	Call	Citigroup Global Markets	05/25/18	27.00	—	EUR	1,500	113
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	05/25/18	24.00	—	EUR	3,000	578
Currency Option EUR vs ZAR	Call	Citigroup Global Markets	09/26/18	22.00	—	EUR	1,200	2,965
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	11/25/19	27.00	—	EUR	1,500	16,506
Currency Option USD vs BRL	Call	BNP Paribas	02/26/18	5.50	—		4,000	—
Currency Option USD vs BRL	Call	JPMorgan Chase	03/27/18	4.75	—		1,000	6
Currency Option USD vs BRL	Call	Hong Kong & Shanghai Bank	06/27/18	5.00	—		1,500	297
Currency Option USD vs BRL	Call	JPMorgan Chase	07/12/18	5.00	—		3,000	736
Currency Option USD vs BRL	Call	JPMorgan Chase	09/26/18	4.75	—		2,000	3,151
Currency Option USD vs BRL	Call	JPMorgan Chase	04/26/19	5.00	—		2,000	10,800
Currency Option USD vs CAD	Call	Citigroup Global Markets	01/30/19	1.50	—		2,000	2,428
Currency Option USD vs CAD	Call	Hong Kong & Shanghai Bank	07/30/19	1.30	—		2,000	35,549
Currency Option USD vs CNH	Call	Morgan Stanley	11/28/18	7.75	—		2,000	1,345
Currency Option USD vs CNH	Call	JPMorgan Chase	11/28/18	8.75	—		4,000	710
Currency Option USD vs IDR	Call	Morgan Stanley	02/26/18	16,000.00	—		1,500	3
Currency Option USD vs JPY	Call	Citigroup Global Markets	01/27/21	110.00	—		3,000	67,226
Currency Option USD vs KRW	Call	Morgan Stanley	02/20/18	1,600.00	—		1,500	—
Currency Option USD vs KRW	Call	Deutsche Bank AG	02/20/18	1,450.00	—		1,500	1
Currency Option USD vs KRW	Call	Morgan Stanley	02/26/18	1,500.00	—		1,500	1
Currency Option USD vs KRW	Call	Morgan Stanley	07/27/18	1,500.00	—		1,500	386
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	07/27/18	1,500.00	—		3,000	773
Currency Option USD vs KRW	Call	JPMorgan Chase	04/26/19	1,250.00	—		1,500	13,124
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	04/26/19	1,400.00	—		3,000	11,641
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	05/29/19	1,500.00	—		1,500	4,381
Currency Option USD vs KRW	Call	Morgan Stanley	07/29/19	1,150.00	—		1,500	32,554
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	07/29/19	1,450.00	—		3,000	13,974
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	12/20/19	1,200.00	—		3,000	56,892
Currency Option USD vs MXN	Call	UBS AG	03/23/18	21.25	—		300	219
Currency Option USD vs MXN	Call	Citigroup Global Markets	03/23/18	19.25	—		300	2,719
Currency Option USD vs MXN	Call	Morgan Stanley	08/24/18	30.00	—		2,000	2,235
Currency Option USD vs MXN	Call	UBS AG	01/25/19	18.75	—		300	23,468
Currency Option USD vs MXN	Call	Deutsche Bank AG	01/29/19	30.00	—		1,000	3,281
Currency Option USD vs MXN	Call	Morgan Stanley	03/27/19	24.00	—		4,000	68,614
Currency Option USD vs MXN	Call	Morgan Stanley	12/26/19	22.00	—		2,000	108,936
Currency Option USD vs RUB	Call	Morgan Stanley	03/27/18	90.00	—		1,500	5
Currency Option USD vs RUB	Call	Goldman Sachs & Co.	09/27/18	85.00	—		3,000	3,317

Description	Call/Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs RUB	Call	Goldman Sachs & Co.	06/27/19	90.00	—		1,500	7,299
Currency Option USD vs TRY	Call	BNP Paribas	04/27/18	5.40	—		1,500	237
Currency Option USD vs TRY	Call	BNP Paribas	09/27/18	6.00	—		3,000	5,052
Currency Option USD vs TRY	Call	Credit Suisse First Boston Corp.	11/29/18	5.00	—		1,000	10,768
Currency Option USD vs TRY	Call	BNP Paribas	11/29/18	6.00	—		1,000	3,326
Currency Option USD vs TRY	Call	Citigroup Global Markets	08/28/19	5.40	—		1,500	39,797
Currency Option USD vs ZAR	Call	BNP Paribas	02/08/18	20.00	—		1,500	—
Currency Option USD vs ZAR	Call	Morgan Stanley	09/26/18	20.00	—		3,000	2,792
Currency Option USD vs ZAR	Call	Hong Kong & Shanghai Bank	11/28/18	24.00	—		1,500	986
Currency Option USD vs ZAR	Call	Morgan Stanley	06/26/19	20.00	—		1,500	10,018
Currency Option USD vs ZAR	Call	Morgan Stanley	12/24/19	14.00	—		3,000	180,670
Currency Option AUD vs JPY	Put	BNP Paribas	03/26/18	61.00	—	AUD	9,500	17
Currency Option AUD vs JPY	Put	BNP Paribas	06/26/19	80.00	—	AUD	9,500	216,649
Currency Option AUD vs USD	Put	Citigroup Global Markets	01/29/20	0.69	—	AUD	4,000	37,581
Currency Option EUR vs USD	Put	JPMorgan Chase	02/26/18	1.00	—	EUR	3,000	—
Currency Option EUR vs USD	Put	Deutsche Bank AG	03/09/18	1.15	—	EUR	1,500	98
Currency Option GBP vs USD	Put	Citigroup Global Markets	11/25/19	1.30	—	GBP	1,250	25,553
Currency Option GBP vs USD	Put	Hong Kong & Shanghai Bank	11/25/19	1.15	—	GBP	1,250	8,032
Currency Option USD vs KRW	Put	Morgan Stanley	02/20/18	1,000.00	—		1,500	47
Currency Option USD vs KRW	Put	Deutsche Bank AG	07/29/19	1,050.00	—		1,500	60,861
Currency Option USD vs MXN	Put	UBS AG	03/23/18	17.75	—		300	552
Currency Option USD vs SAR	Put	Goldman Sachs & Co.	11/08/19	3.50	—		1,500	2,973

								$1,437,098

OTC Swaptions

Description	Call/Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year Interest Rate Swap, 11/23/2019	Call	JPMorgan Chase	11/20/18	2.00%	2.00%(S)	3 Month LIBOR(Q)	13,060	$2,110
1-Year Interest Rate Swap, 11/23/2019	Call	JPMorgan Chase	11/20/18	1.35%	1.35%(S)	3 Month LIBOR(Q)	13,060	106
10-Year Interest Rate Swap, 11/19/2037	Put	Morgan Stanley	11/17/27	1.25%	6 Month JPY LIBOR(S)	1.25%(S)	JPY 35,000	10,931

								$13,147

Total Options Purchased								$1,453,009

Options Written:

Exchange Traded

Description	Call/Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
1-Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP 99.50	30	GBP 38	$—
2-Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP 99.00	30	GBP 38	(266)
1-Year Short Sterling Mid-Curve Futures	Put	05/11/18	GBP 98.63	13	GBP 16	(577)
1-Year Short Sterling Mid-Curve Futures	Put	05/11/18	GBP 98.75	13	GBP 16	(1,096)

						$(1,939)

OTC Traded

Description	Call/Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs BRL	Call	Citigroup Global Markets	04/04/18	3.80	—	EUR	100	$(6,525)
Currency Option EUR vs TRY	Call	Citigroup Global Markets	02/26/18	6.00	—	EUR	1,500	(9)
Currency Option EUR vs TRY	Call	Credit Suisse First Boston Corp.	06/27/18	6.00	—	EUR	1,250	(4,000)
Currency Option EUR vs TRY	Call	BNP Paribas	04/26/19	6.00	—	EUR	1,500	(68,112)
Currency Option EUR vs USD	Call	BNP Paribas	02/26/18	1.30	—	EUR	3,000	(997)
Currency Option EUR vs USD	Call	Morgan Stanley	02/26/20	1.30	—	EUR	3,000	(189,259)
Currency Option EUR vs ZAR	Call	BNP Paribas	09/26/18	22.00	—	EUR	1,200	(2,965)
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	12/24/19	24.00	—	EUR	3,000	(61,068)
Currency Option EUR vs ZAR	Call	Citigroup Global Markets	11/25/19	27.00	—	EUR	1,500	(16,506)
Currency Option USD vs BRL	Call	Hong Kong & Shanghai Bank	02/26/18	5.50	—		2,000	—
Currency Option USD vs BRL	Call	Credit Suisse First Boston Corp.	06/27/18	5.00	—		1,500	(298)
Currency Option USD vs BRL	Call	Morgan Stanley	09/26/18	4.75	—		2,000	(3,151)
Currency Option USD vs BRL	Call	Hong Kong & Shanghai Bank	04/26/19	5.00	—		2,000	(10,800)
Currency Option USD vs BRL	Call	JPMorgan Chase	09/26/19	4.75	—		1,000	(12,970)
Currency Option USD vs BRL	Call	JPMorgan Chase	12/20/19	5.00	—		3,000	(34,752)
Currency Option USD vs CAD	Call	Hong Kong & Shanghai Bank	07/30/19	1.40	—		4,000	(27,513)
Currency Option USD vs CNH	Call	Hong Kong & Shanghai Bank	11/28/18	7.75	—		2,000	(1,345)
Currency Option USD vs CNH	Call	Morgan Stanley	11/28/18	8.75	—		4,000	(710)
Currency Option USD vs IDR	Call	BNP Paribas	02/26/18	16,000.00	—		1,500	(3)
Currency Option USD vs JPY	Call	Citigroup Global Markets	07/27/18	110.00	—		3,000	(42,721)
Currency Option USD vs KRW	Call	Citigroup Global Markets	07/27/18	1,500.00			1,500	(386)
Currency Option USD vs KRW	Call	JPMorgan Chase	04/26/19	1,400.00	—		3,000	(11,641)
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	04/26/19	1,250.00	—		1,500	(13,124)
Currency Option USD vs KRW	Call	Morgan Stanley	05/29/19	1,500.00	—		1,500	(4,381)
Currency Option USD vs KRW	Call	Morgan Stanley	07/29/19	1,450.00	—		3,000	(13,974)
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	07/29/19	1,150.00	—		1,500	(32,554)
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	12/20/19	1,350.00	—		6,000	(53,052)
Currency Option USD vs MXN	Call	Citigroup Global Markets	03/23/18	21.25	—		300	(219)
Currency Option USD vs MXN	Call	UBS AG	03/23/18	19.25	—		300	(2,719)
Currency Option USD vs MXN	Call	Morgan Stanley	12/26/19	26.00	—		4,000	(92,762)
Currency Option USD vs MXN	Call	UBS AG	01/25/19	20.75	—		300	(11,223)
Currency Option USD vs MXN	Call	Morgan Stanley	01/29/19	30.00	—		1,000	(3,281)
Currency Option USD vs MXN	Call	JPMorgan Chase	03/27/19	24.00	—		4,000	(68,614)
Currency Option USD vs RUB	Call	Morgan Stanley	06/27/19	90.00	—		1,500	(7,299)
Currency Option USD vs RUB	Call	Goldman Sachs & Co.	12/23/19	85.00	—		3,000	(35,040)

Description	Call/Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs SAR	Call	Goldman Sachs & Co.	11/08/19	4.25	—		1,500	(7,669)
Currency Option USD vs TRY	Call	Citigroup Global Markets	04/27/18	5.40	—		1,500	(236)
Currency Option USD vs TRY	Call	BNP Paribas	11/29/18	5.00	—		1,000	(10,768)
Currency Option USD vs TRY	Call	Credit Suisse First Boston Corp.	11/29/18	6.00	—		1,000	(3,326)
Currency Option USD vs TRY	Call	BNP Paribas	08/28/19	5.40	—		1,500	(39,797)
Currency Option USD vs TRY	Call	BNP Paribas	12/23/19	6.00	—		3,000	(69,595)
Currency Option USD vs ZAR	Call	Credit Suisse First Boston Corp.	11/28/18	24.00	—		1,500	(986)
Currency Option USD vs ZAR	Call	Hong Kong & Shanghai Bank	06/26/19	20.00	—		1,500	(10,018)
Currency Option USD vs ZAR	Call	Morgan Stanley	12/24/19	17.00	—		6,000	(151,936)
Currency Option AUD vs JPY	Put	BNP Paribas	06/26/19	70.00	—	AUD	19,000	(159,536)
Currency Option EUR vs BRL	Put	Citigroup Global Markets	04/04/18	3.20	—	EUR	100	(1)
Currency Option EUR vs USD	Put	BNP Paribas	02/26/18	1.00	—	EUR	3,000	—
Currency Option GBP vs USD	Put	Citigroup Global Markets	11/25/19	1.15	—	EUR	1,250	(8,031)
Currency Option GBP vs USD	Put	Hong Kong & Shanghai Bank	11/25/19	1.30	—	GBP	1,250	(25,553)
Currency Option USD vs KRW	Put	Morgan Stanley	07/29/19	1,050.00	—		1,500	(60,861)
Currency Option USD vs MXN	Put	Citigroup Global Markets	03/23/18	17.75	—		300	(552)
Currency Option USD vs MXN	Put	UBS AG	01/25/19	17.75	—		300	(3,696)
Currency Option USD vs SAR	Put	Goldman Sachs & Co.	11/08/19	3.75	—		1,500	(13,351)
Hellenic Republic. 3.90%, 01/30/33	Put	Deutsche Bank AG	02/21/18	86.50	—	EUR	100	—

								$(1,399,885)

OTC Swaptions

Description	Call/Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year Interest Rate Swap, 11/23/19	Call	JPMorgan Chase	11/20/18	1.85%	3 Month LIBOR(Q)	1.85%(S)	13,060	$(1,053)
1-Year Interest Rate Swap, 11/23/19	Call	JPMorgan Chase	11/20/18	1.70%	3 Month LIBOR(Q)	1.70%(S)	13,060	(522)
10-Year Interest Rate Swap, 11/19/37	Put	Morgan Stanley	11/17/27	1.25%	1.25%(S)	6 Month JPY LIBOR(S)	JPY 35,000	(10,931)

								$(12,506)

Total Options Written								$(1,414,330)

Futures contracts outstanding at January 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
25	2 Year U.S. Treasury Notes	Mar. 2018	$5,330,859	$(6,047)
12	5 Year U.S. Treasury Notes	Mar. 2018	1,376,531	(6,969)
2	10 Year Australian Treasury Bonds	Mar. 2018	1,617,766	(4,161)
18	10 Year Euro-Bund	Mar. 2018	3,549,315	(92,968)
9	10 Year U.K. Gilt	Mar. 2018	1,560,784	(29,675)
49	10 Year U.S. Treasury Notes	Mar. 2018	5,957,328	(38,109)
16	10 Year U.S. Ultra Treasury Notes	Mar. 2018	2,083,250	(60,750)
25	30 Year U.S. Ultra Treasury Bonds	Mar. 2018	4,048,438	(108,710)

				(347,389)

	Short Positions:
5	30 Day Federal Funds	Apr. 2018	2,049,226	—
63	30 Day Federal Funds	Sep. 2018	25,763,811	13,668
12	5 Year Euro-Bobl	Mar. 2018	1,943,534	23,887
4	10 Year Canadian Government Bonds	Mar. 2018	430,016	14,797
1	10 Year Japanese Bonds	Mar. 2018	1,376,935	5,038
20	20 Year U.S. Treasury Bonds	Mar. 2018	2,956,250	91,656
5	30 Year Euro Buxl	Mar. 2018	1,004,047	33,075
31	Euro Schatz. DUA Index	Mar. 2018	4,303,375	9,107

				191,228

				$(156,161)

Cash and foreign currency of $269,809 has been segregated with JPMorgan Chase to cover requirements for open futures contracts at January 31, 2018.

Forward foreign currency exchange contracts outstanding at January 31, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso, Expiring 04/23/18	Morgan Stanley	ARS	940	$47,296	$45,972	$(1,324)
Australian Dollar, Expiring 04/09/18	Barclays Capital Group	AUD	25	20,000	19,912	(88)
Expiring 04/09/18	Citigroup Global Markets	AUD	46	37,090	37,268	178
Expiring 04/09/18	Morgan Stanley	AUD	66	53,000	52,912	(88)
Expiring 04/27/18	JPMorgan Chase	AUD	209	168,709	168,007	(702)
Expiring 04/27/18	Morgan Stanley	AUD	56	45,000	44,796	(204)
Expiring 06/28/19	Morgan Stanley	AUD	171	132,267	137,900	5,633
Expiring 01/31/20	BNP Paribas	AUD	563	451,199	455,299	4,100
Brazilian Real, Expiring 02/02/18	Barclays Capital Group	BRL	161	49,079	50,558	1,479
Expiring 02/02/18	Citigroup Global Markets	BRL	65	20,062	20,378	316
Expiring 02/02/18	Citigroup Global Markets	BRL	93	27,954	29,088	1,134
Expiring 02/02/18	Citigroup Global Markets	BRL	99	29,740	30,938	1,198
Expiring 02/02/18	Citigroup Global Markets	BRL	150	45,000	47,079	2,079
Expiring 02/02/18	Citigroup Global Markets	BRL	191	59,000	60,043	1,043
Expiring 02/02/18	Citigroup Global Markets	BRL	590	177,822	185,135	7,313
Expiring 02/02/18	UBS AG	BRL	190	57,234	59,470	2,236
Expiring 03/02/18	Bank of America	BRL	1,409	443,436	440,973	(2,463)
Expiring 03/02/18	Citigroup Global Markets	BRL	224	70,117	70,151	34
Expiring 03/02/18	Citigroup Global Markets	BRL	327	103,497	102,378	(1,119)
Expiring 04/27/18	Hong Kong & Shanghai Bank	BRL	309	97,000	95,943	(1,057)
Expiring 06/29/18	Goldman Sachs & Co.	BRL	343	106,838	105,749	(1,089)
Expiring 06/29/18	Hong Kong & Shanghai Bank	BRL	265	77,000	81,953	4,953
Expiring 07/31/18	UBS AG	BRL	1,268	379,872	389,970	10,098
Expiring 09/28/18	JPMorgan Chase	BRL	268	81,000	81,991	991
Expiring 04/30/19	JPMorgan Chase	BRL	290	83,545	86,246	2,701
Expiring 04/30/19	JPMorgan Chase	BRL	378	111,000	112,182	1,182
British Pound, Expiring 04/26/18	Morgan Stanley	GBP	12	16,735	17,011	276
Expiring 11/27/19	Citigroup Global Markets	GBP	267	363,039	389,713	26,674
Canadian Dollar, Expiring 04/09/18	Bank of America	CAD	11	8,613	8,681	68
Expiring 04/09/18	Barclays Capital Group	CAD	82	67,000	66,825	(175)
Expiring 04/09/18	Barclays Capital Group	CAD	126	101,000	102,295	1,295
Expiring 04/09/18	Citigroup Global Markets	CAD	160	130,082	129,959	(123)
Expiring 04/09/18	Citigroup Global Markets	CAD	161	129,669	130,636	967
Expiring 04/09/18	JPMorgan Chase	CAD	28	23,000	22,978	(22)
Expiring 04/09/18	Morgan Stanley	CAD	160	129,839	130,331	492
Expiring 04/09/18	UBS AG	CAD	72	57,436	58,260	824
Expiring 04/27/18	JPMorgan Chase	CAD	58	46,986	47,085	99

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 01/31/19	Citigroup Global Markets	CAD	429	$333,000	$349,833	$16,833
Chilean Peso, Expiring 04/12/18	Citigroup Global Markets	CLP	18,250	30,500	30,247	(253)
Expiring 04/12/18	Goldman Sachs & Co.	CLP	19,906	32,714	32,991	277
Expiring 04/12/18	Goldman Sachs & Co.	CLP	54,542	90,282	90,394	112
Chinese Renminbi, Expiring 04/24/18	Citigroup Global Markets	CNH	434	67,893	68,524	631
Expiring 04/24/18	Citigroup Global Markets	CNH	465	71,800	73,406	1,606
Expiring 04/24/18	Citigroup Global Markets	CNH	729	111,950	115,275	3,325
Expiring 04/24/18	JPMorgan Chase	CNH	158	25,000	25,035	35
Expiring 11/30/18	Citigroup Global Markets	CNH	1,806	261,156	282,289	21,133
Expiring 11/30/18	JPMorgan Chase	CNH	104	15,297	16,280	983
Expiring 11/30/18	JPMorgan Chase	CNH	416	60,000	65,030	5,030
Expiring 11/30/18	Morgan Stanley	CNH	112	15,000	17,520	2,520
Colombian Peso, Expiring 03/16/18	Citigroup Global Markets	COP	118,191	41,200	41,536	336
Expiring 03/16/18	Citigroup Global Markets	COP	154,700	52,000	54,366	2,366
Expiring 03/16/18	Citigroup Global Markets	COP	161,816	56,609	56,867	258
Expiring 03/16/18	Citigroup Global Markets	COP	166,820	58,400	58,625	225
Expiring 03/16/18	Citigroup Global Markets	COP	199,238	66,000	70,018	4,018
Expiring 03/16/18	Citigroup Global Markets	COP	211,733	74,000	74,409	409
Expiring 03/16/18	Citigroup Global Markets	COP	214,604	71,854	75,418	3,564
Expiring 03/16/18	Goldman Sachs & Co.	COP	397,146	140,235	139,568	(667)
Czech Koruna, Expiring 04/09/18	Citigroup Global Markets	CZK	1,670	79,452	82,352	2,900
Expiring 04/09/18	Citigroup Global Markets	CZK	1,670	79,479	82,352	2,873
Expiring 04/09/18	Toronto Dominion	CZK	1,867	90,454	92,067	1,613
Expiring 04/24/18	Goldman Sachs & Co.	CZK	3,019	149,100	148,957	(143)
Danish Krone, Expiring 04/24/18	Barclays Capital Group	DKK	51	8,411	8,528	117
Egyptian Pound, Expiring 10/11/18	Citigroup Global Markets	EGP	2,078	111,519	112,638	1,119
Euro, Expiring 02/28/18	BNP Paribas	EUR	324	391,092	402,923	11,831
Expiring 02/28/18	Citigroup Global Markets	EUR	219	258,434	271,858	13,424
Expiring 02/28/18	JPMorgan Chase	EUR	339	375,968	421,577	45,609
Expiring 03/13/18	Deutsche Bank AG	EUR	500	584,050	622,384	38,334
Expiring 04/26/18	Bank of America	EUR	480	598,363	599,704	1,341
Expiring 04/30/19	UBS AG	EUR	194	242,301	241,842	(459)
Expiring 02/28/20	BNP Paribas	EUR	794	898,609	1,045,171	146,562

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 02/28/20	Morgan Stanley	EUR	653	$756,762	$859,568	$102,806
Hungarian Forint, Expiring 04/24/18	Bank of America	HUF	36,864	149,100	148,198	(902)
Expiring 04/24/18	Deutsche Bank AG	HUF	36,160	143,886	145,370	1,484
Indian Rupee, Expiring 04/24/18	Citigroup Global Markets	INR	3,465	54,000	53,898	(102)
Expiring 04/24/18	Goldman Sachs & Co.	INR	7,175	111,753	111,614	(139)
Expiring 04/24/18	JPMorgan Chase	INR	19,282	298,737	299,944	1,207
Expiring 04/24/18	Morgan Stanley	INR	15,674	242,824	243,824	1,000
Expiring 04/24/18	UBS AG	INR	2,570	40,000	39,977	(23)
Expiring 04/24/18	UBS AG	INR	9,058	140,552	140,907	355
Indonesian Rupiah, Expiring 02/12/18	Citigroup Global Markets	IDR	186,526	13,664	13,921	257
Expiring 02/12/18	Citigroup Global Markets	IDR	223,085	16,436	16,649	213
Expiring 02/12/18	Citigroup Global Markets	IDR	257,053	18,962	19,184	222
Expiring 02/12/18	Citigroup Global Markets	IDR	354,900	26,000	26,487	487
Expiring 02/12/18	Citigroup Global Markets	IDR	367,929	27,000	27,459	459
Expiring 02/12/18	Citigroup Global Markets	IDR	631,075	46,166	47,099	933
Expiring 02/12/18	JPMorgan Chase	IDR	201,884	14,809	15,067	258
Expiring 02/12/18	Morgan Stanley	IDR	3,778,884	276,171	282,025	5,854
Expiring 02/28/18	Deutsche Bank AG	IDR	214,088	15,646	15,961	315
Expiring 02/28/18	Barclays Capital Group	IDR	1,446,762	105,074	107,861	2,787
Expiring 04/16/18	Barclays Capital Group	IDR	598,201	44,582	44,441	(141)
Expiring 04/16/18	Barclays Capital Group	IDR	2,040,777	151,900	151,612	(288)
Israeli Shekel, Expiring 04/24/18	Morgan Stanley	ILS	78	23,000	22,949	(51)
Expiring 04/24/18	Morgan Stanley	ILS	80	23,480	23,452	(28)
Japanese Yen, Expiring 04/26/18	Citigroup Global Markets	JPY	12,396	113,300	114,117	817
Expiring 04/26/18	Citigroup Global Markets	JPY	13,910	127,800	128,058	258
Expiring 04/26/18	Morgan Stanley	JPY	2,682	24,336	24,689	353
Expiring 04/26/18	Morgan Stanley	JPY	6,400	59,000	58,920	(80)
Expiring 04/27/18	Morgan Stanley	JPY	3,584	33,000	32,996	(4)
Expiring 04/27/18	Morgan Stanley	JPY	4,887	45,000	44,994	(6)
Expiring 04/27/18	Morgan Stanley	JPY	4,990	46,000	45,938	(62)
Expiring 01/29/21	Citigroup Global Markets	JPY	74,831	746,000	748,876	2,876
Malaysian Ringgit, Expiring 02/26/18	Barclays Capital Group	MYR	218	53,337	55,887	2,550
Expiring 02/26/18	Barclays Capital Group	MYR	286	69,555	73,318	3,763
Mexican Peso, Expiring 03/27/18	Bank of America	MXN	4,793	254,948	255,244	296
Expiring 03/27/18	Citigroup Global Markets	MXN	2,174	112,853	115,771	2,918
Expiring 03/27/18	Citigroup Global Markets	MXN	2,387	120,000	127,131	7,131
Expiring 03/27/18	Morgan Stanley	MXN	1,586	84,000	84,470	470
Expiring 03/27/18	Toronto Dominion	MXN	1,310	70,118	69,778	(340)

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 03/27/18	UBS AG	MXN	1,321	$70,600	$70,338	$(262)
Expiring 01/29/19	UBS AG	MXN	2,828	143,000	142,986	(14)
Expiring 01/29/19	UBS AG	MXN	3,103	157,000	156,878	(122)
Expiring 01/31/19	Deutsche Bank AG	MXN	573	30,000	28,962	(1,038)
Expiring 03/29/19	Morgan Stanley	MXN	22,197	1,048,000	1,112,601	64,601
New Taiwanese Dollar, Expiring 02/05/18	Barclays Capital Group	TWD	1,771	60,650	60,765	115
Expiring 02/05/18	Citigroup Global Markets	TWD	1,147	39,000	39,365	365
Expiring 02/05/18	Citigroup Global Markets	TWD	1,817	62,231	62,371	140
Expiring 02/05/18	Citigroup Global Markets	TWD	3,799	129,000	130,375	1,375
Expiring 02/05/18	Citigroup Global Markets	TWD	4,782	162,000	164,114	2,114
Expiring 02/05/18	Deutsche Bank AG	TWD	11,932	407,579	409,472	1,893
Expiring 02/05/18	JPMorgan Chase	TWD	1,732	58,000	59,424	1,424
Expiring 02/05/18	UBS AG	TWD	1,051	35,000	36,057	1,057
Expiring 04/16/18	Barclays Capital Group	TWD	892	30,773	30,708	(65)
New Zealand Dollar, Expiring 04/09/18	Citigroup Global Markets	NZD	131	94,179	96,465	2,286
Expiring 04/09/18	JPMorgan Chase	NZD	172	124,448	126,612	2,164
Expiring 04/09/18	Morgan Stanley	NZD	42	31,000	30,781	(219)
Norwegian Krone, Expiring 04/24/18	Citigroup Global Markets	NOK	2,475	315,958	321,950	5,992
Peruvian Nuevo Sol, Expiring 04/10/18	Citigroup Global Markets	PEN	115	35,787	35,807	20
Expiring 04/10/18	Citigroup Global Markets	PEN	265	82,256	82,022	(234)
Philippine Peso, Expiring 03/15/18	Barclays Capital Group	PHP	1,070	21,055	20,819	(236)
Expiring 03/15/18	Barclays Capital Group	PHP	1,440	28,400	28,016	(384)
Expiring 03/15/18	JPMorgan Chase	PHP	4,604	91,000	89,575	(1,425)
Polish Zloty, Expiring 04/24/18	Citigroup Global Markets	PLN	769	226,006	230,172	4,166
Expiring 04/24/18	Deutsche Bank AG	PLN	731	214,922	218,682	3,760
Expiring 04/24/18	Toronto Dominion	PLN	446	134,200	133,305	(895)
Russian Ruble, Expiring 03/28/18	Morgan Stanley	RUB	3,278	52,000	57,916	5,916
Expiring 04/09/18	Barclays Capital Group	RUB	5,148	89,385	90,821	1,436
Expiring 04/09/18	Barclays Capital Group	RUB	11,436	198,037	201,742	3,705
Expiring 06/28/19	Barclays Capital Group	RUB	3,187	50,835	53,738	2,903
Expiring 06/28/19	Barclays Capital Group	RUB	6,797	114,820	114,604	(216)
Expiring 06/28/19	Goldman Sachs & Co.	RUB	4,278	71,000	72,131	1,131
Singapore Dollar, Expiring 02/13/18	Bank of America	SGD	105	79,317	79,786	469
Expiring 02/13/18	Barclays Capital Group	SGD	209	158,634	159,616	982
Expiring 02/13/18	Citigroup Global Markets	SGD	30	22,000	22,580	580
Expiring 02/13/18	Citigroup Global Markets	SGD	86	65,180	65,924	744
Expiring 02/13/18	Citigroup Global Markets	SGD	108	81,080	82,138	1,058

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 02/13/18	Citigroup Global Markets	SGD	138	$105,176	$104,927	$(249)
Expiring 02/13/18	Citigroup Global Markets	SGD	144	108,374	109,730	1,356
Expiring 02/13/18	Citigroup Global Markets	SGD	144	108,375	109,765	1,390
Expiring 02/13/18	Citigroup Global Markets	SGD	144	108,633	109,950	1,317
Expiring 02/13/18	Morgan Stanley	SGD	176	131,200	134,391	3,191
South African Rand, Expiring 03/12/18	Citigroup Global Markets	ZAR	1,082	89,900	90,776	876
Expiring 03/12/18	Citigroup Global Markets	ZAR	1,523	124,605	127,825	3,220
Expiring 03/12/18	JPMorgan Chase	ZAR	1,399	113,217	117,375	4,158
Expiring 03/12/18	Morgan Stanley	ZAR	144	11,824	12,099	275
Expiring 03/12/18	Morgan Stanley	ZAR	402	29,293	33,727	4,434
Expiring 03/12/18	UBS AG	ZAR	485	35,500	40,727	5,227
Expiring 03/28/18	Citigroup Global Markets	ZAR	531	44,350	44,473	123
Expiring 11/30/18	Hong Kong & Shanghai Bank	ZAR	742	53,000	60,026	7,026
Expiring 11/30/18	JPMorgan Chase	ZAR	1,294	104,434	104,641	207
Expiring 06/28/19	JPMorgan Chase	ZAR	1,991	156,574	156,763	189
Expiring 06/28/19	Morgan Stanley	ZAR	1,318	98,000	103,788	5,788
Expiring 11/27/19	JPMorgan Chase	ZAR	2,578	198,722	199,094	372
South Korean Won, Expiring 02/13/18	Barclays Capital Group	KRW	32,063	29,405	30,031	626
Expiring 02/13/18	Barclays Capital Group	KRW	38,649	35,500	36,199	699
Expiring 02/13/18	Citigroup Global Markets	KRW	12,217	11,446	11,443	(3)
Expiring 02/13/18	Citigroup Global Markets	KRW	30,836	28,805	28,881	76
Expiring 02/13/18	Citigroup Global Markets	KRW	32,060	29,405	30,028	623
Expiring 02/13/18	Citigroup Global Markets	KRW	84,728	78,000	79,357	1,357
Expiring 02/13/18	Citigroup Global Markets	KRW	89,966	81,999	84,263	2,264
Expiring 02/13/18	Citigroup Global Markets	KRW	98,015	87,425	91,802	4,377
Expiring 02/13/18	UBS AG	KRW	161,423	148,811	151,191	2,380
Expiring 07/31/18	Deutsche Bank AG	KRW	66,960	61,494	62,955	1,461
Expiring 07/31/18	Morgan Stanley	KRW	75,900	69,000	71,360	2,360
Expiring 04/30/19	BNP Paribas	KRW	123,748	116,308	116,944	636
Expiring 04/30/19	Deutsche Bank AG	KRW	13,612	12,536	12,863	327
Expiring 05/31/19	Goldman Sachs & Co.	KRW	41,301	39,000	39,060	60
Expiring 05/31/19	Morgan Stanley	KRW	44,795	42,470	42,365	(105)
Expiring 07/31/19	BNP Paribas	KRW	131,292	117,256	124,359	7,103
Expiring 07/31/19	Morgan Stanley	KRW	741,245	661,000	702,103	41,103
Swedish Krona, Expiring 04/24/18	Citigroup Global Markets	SEK	1,537	194,758	196,108	1,350
Expiring 04/24/18	Morgan Stanley	SEK	87	10,951	11,157	206

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 04/26/18	Barclays Capital Group	CHF	19	$20,000	$20,095	$95
Expiring 04/26/18	Citigroup Global Markets	CHF	107	115,600	116,082	482
Thai Baht, Expiring 02/09/18	Citigroup Global Markets	THB	586	17,800	18,721	921
Expiring 02/09/18	Citigroup Global Markets	THB	1,760	56,000	56,213	213
Expiring 02/09/18	Citigroup Global Markets	THB	2,487	75,145	79,407	4,262
Expiring 02/09/18	Citigroup Global Markets	THB	4,175	131,000	133,325	2,325
Expiring 02/09/18	Citigroup Global Markets	THB	4,910	154,000	156,803	2,803
Expiring 02/09/18	UBS AG	THB	2,270	69,555	72,477	2,922
Turkish Lira, Expiring 03/12/18	Citigroup Global Markets	TRY	100	25,801	26,276	475
Expiring 03/12/18	Citigroup Global Markets	TRY	196	50,000	51,479	1,479
Expiring 03/12/18	UBS AG	TRY	241	63,000	63,341	341
Expiring 04/27/18	JPMorgan Chase	TRY	106	27,552	27,522	(30)
Expiring 11/30/18	BNP Paribas	TRY	124	32,000	30,095	(1,905)
Expiring 11/30/18	Citigroup Global Markets	TRY	977	243,284	237,640	(5,644)
Expiring 11/30/18	Credit Suisse First Boston Corp.	TRY	537	125,000	130,713	5,713
Expiring 11/30/18	Morgan Stanley	TRY	693	154,542	168,566	14,024
Expiring 04/30/19	Morgan Stanley	TRY	93	19,726	21,592	1,866
Expiring 08/29/19	Citigroup Global Markets	TRY	1,873	385,479	422,350	36,871

				$24,345,591	$25,158,564	812,973

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 04/09/18	JPMorgan Chase	AUD	50	$40,140	$40,396	$(256)
Expiring 04/09/18	Morgan Stanley	AUD	74	58,000	59,240	(1,240)
Expiring 04/09/18	Toronto Dominion	AUD	220	172,272	176,979	(4,707)
Expiring 04/27/18	Morgan Stanley	AUD	89	72,001	71,884	117
Expiring 04/27/18	Morgan Stanley	AUD	58	47,000	46,773	227
Expiring 04/27/18	Morgan Stanley	AUD	56	45,000	44,796	204
Brazilian Real, Expiring 02/02/18	Bank of America	BRL	1,409	444,695	442,232	2,463
Expiring 02/02/18	Barclays Capital Group	BRL	129	39,859	40,457	(598)
Expiring 06/29/18	Credit Suisse First Boston Corp.	BRL	714	183,673	220,581	(36,908)
Expiring 06/29/18	Credit Suisse First Boston Corp.	BRL	432	120,000	133,369	(13,369)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 09/28/18	Morgan Stanley	BRL	837	$240,000	$255,582	$(15,582)
Expiring 04/30/19	Hong Kong & Shanghai Bank	BRL	846	233,000	251,363	(18,363)
Expiring 09/30/19	JPMorgan Chase	BRL	485	139,000	140,897	(1,897)
Expiring 12/24/19	JPMorgan Chase	BRL	1,182	333,000	338,820	(5,820)
British Pound, Expiring 04/26/18	Citigroup Global Markets	GBP	63	89,017	90,429	(1,412)
Expiring 04/26/18	UBS AG	GBP	489	696,641	696,806	(165)
Expiring 04/27/18	Morgan Stanley	GBP	29	41,000	40,930	70
Expiring 11/27/19	Hong Kong & Shanghai Bank	GBP	144	211,608	210,182	1,426
Expiring 11/27/19	JPMorgan Chase	GBP	92	134,566	134,204	362
Canadian Dollar, Expiring 04/09/18	Citigroup Global Markets	CAD	68	55,000	55,483	(483)
Expiring 04/09/18	Morgan Stanley	CAD	27	22,000	21,980	20
Expiring 01/31/19	Morgan Stanley	CAD	261	209,783	213,057	(3,274)
Expiring 07/31/19	Hong Kong & Shanghai Bank	CAD	54	43,000	43,837	(837)
Chinese Renminbi, Expiring 04/24/18	Citigroup Global Markets	CNH	736	111,978	116,359	(4,381)
Expiring 11/30/18	Hong Kong & Shanghai Bank	CNH	2,439	344,999	381,118	(36,119)
Colombian Peso, Expiring 03/16/18	Citigroup Global Markets	COP	228,880	74,944	80,435	(5,491)
Euro, Expiring 02/28/18	BNP Paribas	EUR	794	853,947	987,410	(133,463)
Expiring 03/13/18	Citigroup Global Markets	EUR	500	623,180	622,384	796
Expiring 04/26/18	Bank of America	EUR	9	11,133	11,277	(144)
Expiring 04/26/18	Bank of America	EUR	5	6,179	6,243	(64)
Expiring 04/26/18	Barclays Capital Group	EUR	46	57,000	57,022	(22)
Expiring 04/26/18	Hong Kong & Shanghai Bank	EUR	120	149,711	149,829	(118)
Expiring 04/26/18	Morgan Stanley	EUR	191	235,106	238,179	(3,073)
Expiring 04/26/18	Morgan Stanley	EUR	64	79,999	80,383	(384)
Expiring 04/26/18	Morgan Stanley	EUR	52	65,000	65,167	(167)
Expiring 04/26/18	UBS AG	EUR	8,014	9,991,711	10,006,112	(14,401)
Expiring 11/27/19	Citigroup Global Markets	EUR	65	84,419	84,427	(8)
Expiring 02/28/20	BNP Paribas	EUR	1,423	1,795,683	1,873,147	(77,464)
Indonesian Rupiah, Expiring 02/12/18	Barclays Capital Group	IDR	1,213,084	89,132	90,535	(1,403)
Expiring 02/12/18	Barclays Capital Group	IDR	990,245	73,000	73,904	(904)
Expiring 02/12/18	Citigroup Global Markets	IDR	856,989	63,000	63,959	(959)
Expiring 02/12/18	Citigroup Global Markets	IDR	456,824	34,000	34,093	(93)
Expiring 02/12/18	Citigroup Global Markets	IDR	435,360	32,000	32,492	(492)
Expiring 02/28/18	BNP Paribas	IDR	1,660,850	118,000	123,822	(5,822)
Expiring 04/16/18	Barclays Capital Group	IDR	386,077	29,000	28,682	318

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Israeli Shekel, Expiring 04/24/18	Citigroup Global Markets	ILS	331	$97,379	$97,199	$180
Expiring 04/24/18	Deutsche Bank AG	ILS	884	259,573	259,575	(2)
Japanese Yen, Expiring 04/26/18	Citigroup Global Markets	JPY	47,842	440,378	440,443	(65)
Expiring 04/27/18	Morgan Stanley	JPY	1,298	12,000	11,948	52
Expiring 07/31/18	Citigroup Global Markets	JPY	118,368	1,096,001	1,096,754	(753)
Expiring 06/28/19	Bank of America	JPY	14,435	131,688	137,399	(5,711)
Expiring 06/28/19	Morgan Stanley	JPY	24,684	234,221	234,943	(722)
Mexican Peso, Expiring 03/27/18	Citigroup Global Markets	MXN	782	41,253	41,667	(414)
Expiring 03/27/18	Morgan Stanley	MXN	979	52,000	52,128	(128)
Expiring 03/27/18	UBS AG	MXN	2,443	130,000	130,106	(106)
Expiring 03/27/18	UBS AG	MXN	2,106	112,000	112,160	(160)
Expiring 01/31/19	Morgan Stanley	MXN	4,241	183,000	214,338	(31,338)
Expiring 03/29/19	Barclays Capital Group	MXN	732	35,240	36,708	(1,468)
Expiring 03/29/19	JPMorgan Chase	MXN	9,056	436,514	453,939	(17,425)
Expiring 03/29/19	JPMorgan Chase	MXN	4,432	211,000	222,169	(11,169)
Expiring 03/29/19	JPMorgan Chase	MXN	1,717	86,384	86,049	335
Expiring 12/30/19	Morgan Stanley	MXN	2,967	134,000	143,062	(9,062)
New Taiwanese Dollar, Expiring 02/05/18	Citigroup Global Markets	TWD	3,015	100,320	103,475	(3,155)
Expiring 02/05/18	Citigroup Global Markets	TWD	2,711	91,000	93,022	(2,022)
Expiring 02/05/18	Citigroup Global Markets	TWD	2,296	77,000	78,798	(1,798)
Expiring 02/05/18	Citigroup Global Markets	TWD	1,941	65,000	66,618	(1,618)
Expiring 02/05/18	Citigroup Global Markets	TWD	1,652	55,813	56,699	(886)
Expiring 02/05/18	Citigroup Global Markets	TWD	837	28,000	28,707	(707)
Expiring 02/05/18	Citigroup Global Markets	TWD	828	28,000	28,418	(418)
Expiring 02/05/18	Citigroup Global Markets	TWD	823	27,900	28,235	(335)
Expiring 02/05/18	Toronto Dominion	TWD	753	25,572	25,853	(281)
Expiring 02/05/18	UBS AG	TWD	9,166	306,465	314,567	(8,102)
Expiring 02/05/18	UBS AG	TWD	3,015	100,575	103,475	(2,900)
Expiring 02/05/18	UBS AG	TWD	993	34,000	34,076	(76)
Expiring 04/16/18	Barclays Capital Group	TWD	1,312	44,582	45,170	(588)
Expiring 04/16/18	Deutsche Bank AG	TWD	11,932	409,679	410,945	(1,266)
New Zealand Dollar, Expiring 04/09/18	Morgan Stanley	NZD	97	70,000	71,244	(1,244)
Norwegian Krone, Expiring 04/24/18	Citigroup Global Markets	NOK	1,427	181,949	185,591	(3,642)
Philippine Peso, Expiring 03/15/18	Barclays Capital Group	PHP	5,747	113,068	111,825	1,243
Expiring 03/15/18	Barclays Capital Group	PHP	4,853	95,825	94,417	1,408
Expiring 03/15/18	Barclays Capital Group	PHP	4,642	89,900	90,329	(429)
Expiring 03/15/18	Barclays Capital Group	PHP	917	18,000	17,842	158

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 03/15/18	Citigroup Global Markets	PHP	5,546	$110,000	$107,903	$2,097
Expiring 03/15/18	Citigroup Global Markets	PHP	3,630	71,000	70,627	373
Expiring 03/15/18	Citigroup Global Markets	PHP	3,098	60,650	60,284	366
Russian Ruble, Expiring 04/09/18	Barclays Capital Group	RUB	6,701	116,800	118,200	(1,400)
Expiring 06/28/19	Morgan Stanley	RUB	16,840	250,000	283,960	(33,960)
Expiring 12/24/19	Goldman Sachs & Co.	RUB	20,740	338,000	344,387	(6,387)
Saudi Arabian Riyal, Expiring 11/12/19	Goldman Sachs & Co.	SAR	5,715	1,500,000	1,518,382	(18,382)
Singapore Dollar, Expiring 02/13/18	Citigroup Global Markets	SGD	380	279,566	289,877	(10,311)
Expiring 02/13/18	Citigroup Global Markets	SGD	15	10,948	11,308	(360)
Expiring 02/13/18	Morgan Stanley	SGD	165	124,000	125,481	(1,481)
South African Rand, Expiring 03/12/18	Citigroup Global Markets	ZAR	1,232	89,103	103,385	(14,282)
Expiring 03/12/18	Citigroup Global Markets	ZAR	1,127	90,485	94,579	(4,094)
Expiring 03/12/18	Citigroup Global Markets	ZAR	1,127	90,486	94,558	(4,072)
Expiring 03/12/18	Citigroup Global Markets	ZAR	916	71,854	76,858	(5,004)
Expiring 03/12/18	Citigroup Global Markets	ZAR	348	27,866	29,216	(1,350)
Expiring 03/12/18	Citigroup Global Markets	ZAR	332	26,000	27,883	(1,883)
Expiring 03/12/18	Citigroup Global Markets	ZAR	282	22,578	23,706	(1,128)
Expiring 03/12/18	Citigroup Global Markets	ZAR	189	15,113	15,884	(771)
Expiring 11/30/18	Credit Suisse First Boston Corp.	ZAR	2,036	130,000	164,667	(34,667)
Expiring 06/28/19	Hong Kong & Shanghai Bank	ZAR	3,310	229,000	260,552	(31,552)
South Korean Won, Expiring 02/13/18	Citigroup Global Markets	KRW	83,853	77,000	78,538	(1,538)
Expiring 02/13/18	Citigroup Global Markets	KRW	42,742	40,000	40,033	(33)
Expiring 07/31/18	Bank of America	KRW	142,860	125,481	134,315	(8,834)
Expiring 04/30/19	Goldman Sachs & Co.	KRW	50,904	48,000	48,105	(105)
Expiring 04/30/19	JPMorgan Chase	KRW	86,456	77,000	81,702	(4,702)
Expiring 05/31/19	Morgan Stanley	KRW	165,750	150,000	156,758	(6,758)
Expiring 07/31/19	Deutsche Bank AG	KRW	515,823	462,000	488,584	(26,584)
Expiring 07/31/19	Goldman Sachs & Co.	KRW	260,637	246,000	246,874	(874)
Expiring 12/24/19	Goldman Sachs & Co.	KRW	12,696	12,000	12,070	(70)
Swedish Krona, Expiring 04/24/18	Bank of America	SEK	2,059	257,651	262,733	(5,082)
Expiring 04/24/18	Morgan Stanley	SEK	361	46,000	46,110	(110)
Swiss Franc, Expiring 04/26/18	JPMorgan Chase	CHF	822	875,724	889,373	(13,649)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Thai Baht, Expiring 02/09/18	Citigroup Global Markets	THB	3,073	$93,000	$98,140	$(5,140)
Expiring 02/09/18	Citigroup Global Markets	THB	3,011	92,000	96,160	(4,160)
Expiring 02/09/18	Citigroup Global Markets	THB	714	22,000	22,805	(805)
Turkish Lira, Expiring 03/12/18	Goldman Sachs & Co.	TRY	60	15,127	15,664	(537)
Expiring 03/12/18	Morgan Stanley	TRY	178	47,000	46,948	52
Expiring 03/12/18	Morgan Stanley	TRY	89	23,284	23,469	(185)
Expiring 03/12/18	Toronto Dominion	TRY	185	48,000	48,802	(802)
Expiring 06/29/18	Morgan Stanley	TRY	785	184,165	200,112	(15,947)
Expiring 11/30/18	BNP Paribas	TRY	1,997	443,916	485,870	(41,954)
Expiring 11/30/18	BNP Paribas	TRY	334	91,000	81,144	9,856
Expiring 04/30/19	BNP Paribas	TRY	523	120,285	121,760	(1,475)
Expiring 04/30/19	BNP Paribas	TRY	83	19,000	19,239	(239)
Expiring 08/29/19	BNP Paribas	TRY	985	239,000	222,042	16,958
Expiring 08/29/19	Morgan Stanley	TRY	891	182,864	200,938	(18,074)
Expiring 12/24/19	BNP Paribas	TRY	2,328	500,000	508,744	(8,744)

				$32,439,601	$33,235,878	(796,277)

						$16,696

Cross currency exchange contracts outstanding at January 31, 2018:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
04/06/2018	Buy	BRL	149	EUR	41	$(4,705)	Citigroup Global Markets
04/09/2018	Buy	CAD	135	EUR	90	(2,986)	Hong Kong & Shanghai Bank
04/09/2018	Buy	EUR	182	CAD	277	2,367	JPMorgan Chase
04/09/2018	Buy	EUR	392	ZAR	6,807	(9,349)	Deutsche Bank AG
04/26/2018	Buy	CHF	261	EUR	226	347	Citigroup Global Markets
04/27/2018	Buy	AUD	497	JPY	40,595	26,680	BNP Paribas
04/27/2018	Buy	JPY	52,515	AUD	601	(724)	BNP Paribas
06/29/2018	Buy	EUR	170	TRY	658	46,287	Credit Suisse First Boston Corp.
06/29/2018	Buy	TRY	946	EUR	210	(22,410)	Credit Suisse First Boston Corp.
06/29/2018	Buy	TRY	497	EUR	112	(13,864)	BNP Paribas
09/28/2018	Buy	EUR	149	ZAR	2,337	(2,382)	BNP Paribas
09/28/2018	Buy	ZAR	2,701	EUR	154	25,752	Citigroup Global Markets
04/30/2019	Buy	EUR	320	TRY	1,555	49,074	BNP Paribas
04/30/2019	Buy	TRY	2,182	EUR	391	5,775	Citigroup Global Markets
06/28/2019	Buy	AUD	138	JPY	11,668	328	BNP Paribas
11/27/2019	Buy	EUR	227	ZAR	4,393	(42,337)	Citigroup Global Markets
11/27/2019	Buy	ZAR	1,815	EUR	105	2,846	Deutsche Bank AG
11/30/2020	Buy	JPY	47,832	AUD	613	(19,520)	Deutsche Bank AG

						$41,179

Credit default swap agreements outstanding at January 31, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Buy Protection(1):
Bank of China Ltd.	06/20/21	1.000%(Q)	100	0.473%	$(1,837)	$2,249	$(4,086)	Deutsche Bank AG
China Development Bank Corp.	06/20/21	1.000%(Q)	100	0.427%	(1,988)	1,421	(3,409)	Deutsche Bank AG
Republic of Argentina	06/20/18	5.000%(Q)	100	0.664%	(2,270)	(4,289)	2,019	BNP Paribas

					$(6,095)	$(619)	$(5,476)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2):
Federal Republic of Brazil	12/20/20	1.000%(Q)	500	0.796%	$3,444	$(64,528)	$67,972	Deutsche Bank AG
Generalitat de Cataluna	12/20/22	1.000%(Q)	230	3.083%	(19,685)	(34,322)	14,637	Citigroup Global Markets
Kingdom of Belgium	12/20/25	1.000%(Q)	500	0.275%	26,485	14,623	11,862	JPMorgan Chase
Kingdom of Belgium	12/20/25	1.000%(Q)	1,000	0.275%	52,969	24,532	28,437	JPMorgan Chase
Kingdom of Saudi Arabia	12/20/21	1.000%(Q)	250	0.573%	4,273	(5,095)	9,368	Barclays Capital Group
Kingdom of Spain	12/20/20	1.000%(Q)	250	0.268%	5,443	2,159	3,284	JPMorgan Chase
Kingdom of Spain	06/20/22	1.000%(Q)	700	0.392%	18,553	6,571	11,982	JPMorgan Chase
Kingdom of Spain	12/20/25	1.000%(Q)	750	0.667%	18,400	(16,633)	35,033	JPMorgan Chase
Oriental Republic of Uruguay	06/20/20	1.000%(Q)	250	0.990%	358	(1,619)	1,977	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%(Q)	750	0.302%	15,584	(403)	15,987	JPMorgan Chase
Petroleo Brasileiro SA	06/20/18	1.000%(Q)	250	0.379%	898	(11,181)	12,079	Barclays Capital Group
Republic of Chile	12/20/20	1.000%(Q)	500	0.217%	11,616	(2,453)	14,069	Deutsche Bank AG
Republic of Colombia	12/20/20	1.000%(Q)	500	0.445%	8,370	(22,421)	30,791	Deutsche Bank AG
Republic of Hungary	12/20/20	1.000%(Q)	750	0.392%	13,720	(21,884)	35,604	Barclays Capital Group
Republic of Indonesia	12/20/20	1.000%(Q)	250	0.459%	4,086	(13,020)	17,106	Deutsche Bank AG
Republic of Ireland	12/20/25	1.000%(Q)	500	0.355%	23,520	10,093	13,427	Barclays Capital Group
Republic of Ireland	12/20/25	1.000%(Q)	500	0.355%	23,520	8,689	14,831	JPMorgan Chase
Republic of Ireland	12/20/26	1.000%(Q)	200	0.393%	9,789	(192)	9,981	JPMorgan Chase
Republic of Israel	12/20/20	1.000%(Q)	250	0.248%	5,589	3,054	2,535	JPMorgan Chase
Republic of Italy	12/20/20	1.000%(Q)	250	0.710%	2,320	93	2,227	JPMorgan Chase
Republic of Italy	12/20/25	1.000%(Q)	750	1.323%	(15,509)	(28,906)	13,397	JPMorgan Chase
Republic of Italy	12/20/25	1.000%(Q)	500	1.323%	(10,339)	(19,746)	9,407	JPMorgan Chase
Republic of Korea	12/20/20	1.000%(Q)	500	0.327%	10,031	10,288	(257)	JPMorgan Chase

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2) (cont’d.):
Republic of Latvia	12/20/20	1.000%(Q)	750	0.154%	$18,770	$6,892	$11,878	Barclays Capital Group
Republic of Latvia	12/20/22	1.000%(Q)	500	0.417%	14,076	(1,998)	16,074	Barclays Capital Group
Republic of Panama Government	12/20/20	1.000%(Q)	750	0.260%	16,518	(17,988)	34,506	Deutsche Bank AG
Republic of Panama Government	06/20/22	1.000%(Q)	100	0.489%	2,250	852	1,398	Citigroup Global Markets
Republic of Peru	12/20/20	1.000%(Q)	500	0.321%	10,136	(14,571)	24,707	Deutsche Bank AG
Republic of Philippines	12/20/20	1.000%(Q)	750	0.346%	14,655	(42)	14,697	JPMorgan Chase
Republic of Poland	12/20/20	1.000%(Q)	500	0.223%	11,530	7,067	4,463	Barclays Capital Group
Republic of Portgual	06/20/22	1.000%(Q)	1,400	0.648%	22,075	(38,556)	60,631	Citigroup Global Markets
Republic of Slovakia Government	12/20/22	1.000%(Q)	250	0.402%	7,201	4,243	2,958	Barclays Capital Group
Republic of Slovakia Government	12/20/22	1.000%(Q)	500	0.402%	14,401	8,139	6,262	Barclays Capital Group
Republic of Slovenia	12/20/20	1.000%(Q)	750	0.284%	16,005	(4,443)	20,448	JPMorgan Chase
Republic of Slovenia	12/20/20	1.000%(Q)	350	0.284%	7,469	(2,227)	9,696	Barclays Capital Group
Republic of South Africa	12/20/20	1.000%(Q)	375	0.801%	2,526	(25,728)	28,254	JPMorgan Chase
Republic of Turkey	12/20/20	1.000%(Q)	625	1.016%	465	(39,564)	40,029	Deutsche Bank AG
Russian Federation	12/20/20	1.000%(Q)	375	0.585%	4,799	(26,388)	31,187	JPMorgan Chase
Russian Federation	12/20/21	1.000%(Q)	475	0.820%	3,721	(27,386)	31,107	Barclays Capital Group
Russian Federation	12/20/26	1.000%(Q)	350	1.724%	(18,510)	(31,899)	13,389	Citigroup Global Markets
State of Illinois^	12/20/22	1.000%(Q)	210	*	(5,733)	(8,549)	2,816	Citigroup Global Markets
State of Illinois^	12/20/24	1.000%(Q)	200	*	(15,581)	(13,998)	(1,583)	Goldman Sachs & Co.
United Mexican States	06/20/22	1.000%(Q)	1,000	0.865%	6,753	314	6,439	Citigroup Global Markets

					$346,961	$(388,131)	$735,092

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swap on credit indices—Sell Protection(2):
CDX.EM.27.V1	06/20/22	1.000%(Q)	485	$166	$(20,957)	$21,123	Citigroup Global Markets

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

Currency swap agreements outstanding at January 31, 2018:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
	1,095	3 Month LIBOR(Q)	EUR	1,000	(0.214)%(Q)	JPMorgan Chase	11/05/20	$(149,668)	$—	$(149,668)
	698	3 Month LIBOR(Q)	EUR	650	(0.274)%(Q)	JPMorgan Chase	11/17/20	(109,626)	—	(109,626)
	428	3 Month LIBOR(Q)	EUR	400	(0.279)%(Q)	JPMorgan Chase	11/18/20	(68,636)	—	(68,636)
	1,222	3 Month LIBOR(Q)	JPY	150,000	(0.795)%(Q)	JPMorgan Chase	12/03/20	(137,633)	—	(137,633)
	247	3 Month LIBOR(Q)	EUR	220	(0.443)%(Q)	JPMorgan Chase	08/22/21	(23,254)	—	(23,254)
	438	3 Month LIBOR(Q)	EUR	400	(0.108)%(Q)	JPMorgan Chase	11/06/21	(59,294)	—	(59,294)
	537	3 Month LIBOR(Q)	EUR	500	(0.07)%(Q)	JPMorgan Chase	05/17/22	(83,342)	—	(83,342)
	376	3 Month LIBOR(Q)	EUR	350	0.015%(Q)	JPMorgan Chase	11/17/22	(58,219)	—	(58,219)
	1,095	3 Month LIBOR(Q)	EUR	1,000	0.339%(Q)	JPMorgan Chase	11/05/24	(150,497)	—	(150,497)
	107	3 Month LIBOR(Q)	EUR	100	0.355%(Q)	JPMorgan Chase	05/17/25	(17,062)	—	(17,062)
	107	3 Month LIBOR(Q)	EUR	100	0.425%(Q)	JPMorgan Chase	11/12/25	(17,424)	—	(17,424)
JPY	134,600	3 Month JPY LIBOR minus 52 bps(Q)		1,183	3 Month LIBOR(Q)	UBS AG	11/10/18	45,033	—	45,033
	1,183	3 Month LIBOR(Q)	JPY	134,600	3 Month JPY LIBOR minus 57.25 bps(Q)	UBS AG	11/10/19	(44,501)	—	(44,501)

								$(874,123)	$—	$(874,123)

Inflation Swap Agreements outstanding at January 31, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	585	05/15/22	1.195	%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$(6,343)	$(6,343)
EUR	215	08/15/22	1.240	%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(2,113)	(2,113)
EUR	90	09/15/22	1.260	%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(827)	(827)
EUR	555	05/15/27	1.420	%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	7,298	7,298
EUR	110	08/15/27	1.415	%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	1,862	1,862
EUR	45	09/15/27	1.438	%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	679	679
EUR	190	05/15/32	1.630	%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(1,841)	(1,841)
GBP	1,065	01/15/23	3.275	%(T)	U.K. Retail Price Index(1)(T)	—	(685)	(685)
GBP	250	04/15/27	3.460	%(T)	U.K. Retail Price Index(1)(T)	—	(4,012)	(4,012)
GBP	175	05/15/27	3.420	%(T)	U.K. Retail Price Index(1)(T)	—	(1,245)	(1,245)
GBP	955	01/15/28	3.390	%(T)	U.K. Retail Price Index(2)(T)	—	1,625	1,625
GBP	105	05/15/32	3.513	%(T)	U.K. Retail Price Index(2)(T)	—	1,065	1,065
GBP	10	07/15/32	3.513	%(T)	U.K. Retail Price Index(2)(T)	—	52	52
GBP	300	01/15/33	3.500	%(T)	U.K. Retail Price Index(2)(T)	—	1,070	1,070
GBP	95	04/15/37	3.570	%(T)	U.K. Retail Price Index(2)(T)	—	1,676	1,676
GBP	160	07/15/37	3.515	%(T)	U.K. Retail Price Index(2)(T)	—	(2,101)	(2,101)
GBP	50	08/15/42	3.520	%(T)	U.K. Retail Price Index(2)(T)	—	(1,037)	(1,037)
GBP	85	07/15/47	3.458	%(T)	U.K. Retail Price Index(1)(T)	(5,567)	3,792	9,359
GBP	40	08/15/47	3.469	%(T)	U.K. Retail Price Index(1)(T)	—	1,402	1,402
GBP	10	10/15/47	3.535	%(T)	U.K. Retail Price Index(2)(T)	—	308	308
GBP	110	01/15/48	3.510	%(T)	U.K. Retail Price Index(1)(T)	—	(309)	(309)
GBP	10	07/15/57	3.325	%(T)	U.K. Retail Price Index(1)(T)	—	746	746
GBP	5	10/15/57	3.418	%(T)	U.K. Retail Price Index(1)(T)	—	(310)	(310)
	300	10/25/27	2.160	%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(1,800)	(5,621)	(3,821)

						$(7,367)	$(4,869)	$2,498

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at January 31, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	6,555	11/21/19	2.038	%(Q)	3 Month BBSW(1)(Q)	$—	$5,671	$5,671
AUD	2,085	09/28/22	2.988	%(S)	6 Month BBSW(2)(S)	—	592	592
AUD	650	03/14/27	3.170	%(S)	6 Month BBSW(2)(S)	—	12,853	12,853
AUD	470	07/19/32	3.130	%(S)	6 Month BBSW(2)(S)	190	(1,820)	(2,010)
BRL	16,272	01/02/19	7.350	%(T)	1 Day BROIS(1)(T)	—	(23,999)	(23,999)
BRL	2,936	01/04/21	11.180	%(T)	1 Day BROIS(2)(T)	—	85,284	85,284
BRL	2,499	01/04/21	10.050	%(T)	1 Day BROIS(2)(T)	—	39,199	39,199

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
BRL	12,344	01/04/21	8.680	%(T)	1 Day BROIS(2)(T)	$—	$12,303	$12,303
BRL	5,755	01/04/21	9.470	%(T)	1 Day BROIS(1)(T)	—	(56,501)	(56,501)
BRL	463	01/02/23	10.470	%(T)	1 Day BROIS(2)(T)	—	10,772	10,772
BRL	3,772	01/02/23	9.230	%(T)	1 Day BROIS(1)(T)	—	(4,439)	(4,439)
BRL	3,103	01/02/25	9.9425	%(T)	1 Day BROIS(2)(T)	—	13,156	13,156
BRL	888	01/02/25	9.985	%(T)	1 Day BROIS(2)(T)	—	11,790	11,790
BRL	2,425	01/02/25	10.040	%(T)	1 Day BROIS(2)(T)	—	35,635	35,635
CAD	1,750	10/19/18	0.955	%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(2)	(10,835)	(10,833)
CAD	3,610	10/26/18	0.910	%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	—	(23,932)	(23,932)
CAD	2,400	12/22/18	1.180	%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	2,568	(13,343)	(15,911)
CAD	2,000	05/08/19	1.032	%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	—	(21,489)	(21,489)
CAD	270	06/20/19	1.265	%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(7)	(2,412)	(2,405)
CAD	7,060	07/26/19	1.605	%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(6,999)	(41,788)	(34,789)
CAD	6,075	11/20/19	1.971	%(S)	3 Month Canadian Bankers Acceptance(2)(S)	—	(19,751)	(19,751)
CAD	895	01/09/20	1.716	%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(763)	(6,695)	(5,932)
CAD	1,450	12/22/21	1.560	%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	(4,466)	37,096	41,562
CAD	400	04/05/22	1.445	%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	—	12,671	12,671
CAD	700	05/08/22	1.367	%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	—	24,646	24,646
CAD	1,490	11/21/22	2.015	%(S)	3 Month Canadian Bankers Acceptance(2)(S)	(20)	(22,816)	(22,796)
CAD	190	05/30/37	2.240	%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	—	(13,263)	(13,263)
CAD	170	01/09/38	2.720	%(S)	3 Month Canadian Bankers Acceptance(2)(S)	(4)	(1,732)	(1,728)
CAD	140	05/30/47	2.240	%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	—	9,773	9,773
CAD	136	01/09/48	2.640	%(S)	3 Month Canadian Bankers Acceptance(1)(S)	3	2,247	2,244
CHF	550	07/14/27	0.763	%(A)	6 Month CHF LIBOR(2)(S)	—	(2,520)	(2,520)
CHF	560	07/14/32	1.108	%(A)	6 Month CHF LIBOR(1)(S)	—	3,446	3,446
CHF	380	10/05/37	—	(6)	—(6)	—	(298)	(298)
CZK	98,115	11/15/19	1.400	%(A)	3 Month PRIBOR(2)(Q)	—	(9,722)	(9,722)
CZK	14,000	01/06/22	0.555	%(A)	6 Month PRIBOR(2)(S)	—	(31,167)	(31,167)
CZK	14,000	04/27/22	0.925	%(A)	6 Month PRIBOR(2)(S)	—	(20,009)	(20,009)
CZK	13,010	06/29/22	0.895	%(A)	6 Month PRIBOR(2)(S)	—	(21,546)	(21,546)
CZK	15,000	11/17/22	1.505	%(A)	6 Month PRIBOR(2)(S)	(40)	(9,456)	(9,416)
CZK	7,145	04/27/27	1.300	%(A)	6 Month PRIBOR(1)(S)	—	18,285	18,285
CZK	6,640	06/29/27	1.175	%(A)	6 Month PRIBOR(1)(S)	—	21,802	21,802
DKK	23,245	11/15/19	(0.108	%)(A)	3 Month CIBOR(1)(Q)	—	39	39
DKK	2,300	03/15/27	1.123	%(A)	6 Month CIBOR(2)(S)	—	3,714	3,714
EUR	1,173	09/08/19	(0.195	%)(A)	6 Month EURIBOR(2)(S)	—	14	14
EUR	3,150	11/15/19	(0.205	%)(A)	3 Month EURIBOR(1)(Q)	—	2,048	2,048
EUR	1,015	01/11/20	(0.155	%)(A)	6 Month EURIBOR(1)(S)	—	488	488
EUR	1,000	05/11/22	0.156	%(A)	6 Month EURIBOR(1)(S)	4,643	8,380	3,737
EUR	400	06/29/22	0.219	%(A)	6 Month EURIBOR(1)(S)	—	2,589	2,589
EUR	1,500	09/08/22	0.140	%(A)	6 Month EURIBOR(1)(S)	—	21,337	21,337

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
EUR	1,865	11/23/22	0.197	%(A)	6 Month EURIBOR(1)(S)	$—	$26,248	$26,248
EUR	575	01/11/23	0.286	%(A)	6 Month EURIBOR(2)(S)	—	(6,078)	(6,078)
EUR	2,135	08/15/25	0.395	%(A)	6 Month EURIBOR(1)(S)	—	75,791	75,791
EUR	90	05/11/26	0.750	%(A)	6 Month EURIBOR(1)(S)	442	765	323
EUR	1,455	08/15/26	0.634	%(A)	1 Day EONIA(1)(A)	407	15,004	14,597
EUR	1,765	08/15/26	0.655	%(A)	1 Day EONIA(1)(A)	(664)	14,264	14,928
EUR	220	05/11/27	0.736	%(A)	6 Month EURIBOR(1)(S)	913	5,112	4,199
EUR	280	06/29/27	0.835	%(A)	6 Month EURIBOR(2)(S)	—	(4,008)	(4,008)
EUR	381	09/08/27	0.770	%(A)	6 Month EURIBOR(2)(S)	—	(10,125)	(10,125)
EUR	385	01/11/28	0.865	%(A)	6 Month EURIBOR(1)(S)	—	8,837	8,837
EUR	125	05/11/28	0.750	%(A)	6 Month EURIBOR(1)(S)	3,657	4,407	750
EUR	120	03/02/31	0.825	%(A)	6 Month EURIBOR(2)(S)	(4,617)	(7,415)	(2,798)
EUR	290	03/31/31	0.874	%(A)	6 Month EURIBOR(2)(S)	(1,791)	(15,032)	(13,241)
EUR	300	05/09/31	1.587	%(A)	6 Month EURIBOR(2)(S)	—	(7,234)	(7,234)
EUR	235	02/23/32	1.180	%(A)	6 Month EURIBOR(2)(S)	1,950	(2,954)	(4,904)
EUR	100	05/11/32	1.100	%(A)	6 Month EURIBOR(2)(S)	(3,146)	(3,103)	43
EUR	1,000	06/28/32	0.785	%(A)	6 Month EURIBOR(2)(S)	—	(87,498)	(87,498)
EUR	380	10/04/32	2.000	%(A)	1 Day EONIA(2)(A)	—	1,213	1,213
EUR	380	10/04/32	2.080	%(A)	3 Month EURIBOR(1)(Q)	—	(1,937)	(1,937)
EUR	200	10/30/32	1.302	%(A)	6 Month EURIBOR(2)(S)	—	(1,356)	(1,356)
EUR	575	05/11/33	1.000	%(A)	6 Month EURIBOR(1)(S)	34,122	34,199	77
EUR	1,190	08/24/37	1.960	%(A)	1 Day EONIA(2)(A)	—	3,290	3,290
EUR	1,190	08/24/37	2.033	%(A)	3 Month EURIBOR(1)(Q)	(287)	(7,124)	(6,837)
EUR	345	10/25/37	2.085	%(A)	3 Month EURIBOR(2)(Q)	—	2,858	2,858
EUR	345	10/25/37	2.114	%(A)	6 Month EURIBOR(1)(S)	—	(2,675)	(2,675)
EUR	95	05/11/42	1.350	%(A)	6 Month EURIBOR(1)(S)	5,066	3,716	(1,350)
EUR	195	07/04/42	1.001	%(A)	6 Month EURIBOR(1)(S)	13,017	26,135	13,118
EUR	135	07/04/42	1.416	%(A)	1 Day EONIA(2)(A)	—	1,597	1,597
EUR	555	07/04/42	1.438	%(A)	1 Day EONIA(2)(A)	—	6,014	6,014
EUR	190	05/09/46	1.357	%(A)	6 Month EURIBOR(1)(S)	—	12,764	12,764
EUR	135	12/05/47	1.442	%(A)	6 Month EURIBOR(1)(S)	—	4,163	4,163
EUR	450	01/26/48	1.853	%(A)	3 Month EURIBOR(2)(Q)	—	4,697	4,697
EUR	450	01/26/48	1.863	%(A)	6 Month EURIBOR(1)(S)	—	(4,914)	(4,914)
GBP	11,940	02/08/18	0.442	%(T)	1 Day SONIA(1)(T)	—	513	513
GBP	1,690	11/21/22	1.076	%(S)	6 Month GBP LIBOR(1)(S)	(1,168)	23,527	24,695
GBP	95	05/08/24	0.940	%(S)	6 Month GBP LIBOR(1)(S)	(527)	3,688	4,215
GBP	695	05/15/24	0.963	%(S)	6 Month GBP LIBOR(1)(S)	—	25,832	25,832
GBP	220	12/07/27	1.444	%(S)	6 Month GBP LIBOR(1)(S)	(63)	3,493	3,556
GBP	390	05/08/28	1.100	%(S)	6 Month GBP LIBOR(1)(S)	18,281	25,322	7,041
GBP	1,830	06/23/31	1.618	%(S)	6 Month GBP LIBOR(2)(S)	70,332	(14,174)	(84,506)
GBP	560	02/26/32	—	(5)	—(5)	—	924	924
GBP	385	02/27/32	1.374	%(S)	6 Month GBP LIBOR(2)(S)	(2,723)	(19,648)	(16,925)
GBP	215	05/08/32	1.323	%(S)	6 Month GBP LIBOR(2)(S)	(9,536)	(13,987)	(4,451)
GBP	360	05/15/32	1.398	%(S)	6 Month GBP LIBOR(2)(S)	—	(18,510)	(18,510)
GBP	1,010	10/30/32	1.633	%(S)	6 Month GBP LIBOR(2)(S)	25,665	(8,259)	(33,924)
GBP	85	05/08/38	1.300	%(S)	6 Month GBP LIBOR(2)(S)	(3,532)	(9,002)	(5,470)
GBP	450	06/23/46	1.626	%(S)	6 Month GBP LIBOR(1)(S)	30	11,181	11,151
GBP	730	12/13/46	1.615	%(S)	6 Month GBP LIBOR(1)(S)	(18,684)	20,318	39,002
GBP	120	05/08/47	1.400	%(S)	6 Month GBP LIBOR(1)(S)	9,175	11,942	2,767
GBP	540	10/30/47	1.680	%(S)	6 Month GBP LIBOR(1)(S)	(28,329)	1,268	29,597
HUF	1,197,685	11/15/19	0.350	%(A)	3 Month BUBOR(1)(Q)	—	3,331	3,331
HUF	261,270	05/04/21	1.080	%(A)	6 Month BUBOR(1)(S)	—	(22,564)	(22,564)
HUF	213,820	05/04/22	1.360	%(A)	6 Month BUBOR(2)(S)	—	24,692	24,692
HUF	100,000	03/18/26	2.140	%(A)	6 Month BUBOR(2)(S)	(19,200)	21,740	40,940
INR	19,000	12/05/22	6.550	%(S)	1 Day MIBOR(2)(S)	(4)	(412)	(408)
JPY	250,000	11/24/22	0.096	%(S)	6 Month JPY LIBOR(1)(S)	555	4,184	3,629
JPY	150,625	12/20/24	0.126	%(S)	6 Month JPY LIBOR(2)(S)	(3,146)	(8,394)	(5,248)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
JPY	31,000	01/25/27	0.225%(S)	6 Month JPY LIBOR(1)(S)	$—	$2,080	$2,080
JPY	90,000	04/06/32	0.484%(S)	6 Month JPY LIBOR(2)(S)	—	(6,976)	(6,976)
JPY	4,160	04/07/32	0.491%(S)	6 Month JPY LIBOR(2)(S)	—	(286)	(286)
JPY	14,600	09/21/32	0.463%(S)	6 Month JPY LIBOR(2)(S)	—	(1,966)	(1,966)
JPY	33,000	01/25/37	0.663%(S)	6 Month JPY LIBOR(2)(S)	—	(4,983)	(4,983)
JPY	26,000	02/28/37	0.681%(S)	6 Month JPY LIBOR(2)(S)	—	(2,586)	(2,586)
JPY	5,000	05/15/37	0.688%(S)	6 Month JPY LIBOR(2)(S)	—	(571)	(571)
JPY	55,000	11/24/37	0.686%(S)	6 Month JPY LIBOR(2)(S)	—	(8,451)	(8,451)
JPY	13,000	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	—	(569)	(569)
JPY	12,000	01/25/47	0.844%(S)	6 Month JPY LIBOR(1)(S)	—	3,914	3,914
MXN	6,890	10/28/27	7.430%(M)	28 Day Mexican Interbank Rate(2)(M)	(75)	(12,927)	(12,852)
MXN	3,685	12/23/27	7.845%(M)	28 Day Mexican Interbank Rate(2)(M)	(1)	(1,261)	(1,260)
NOK	32,500	11/23/19	1.035%(A)	3 Month NIBOR(2)(Q)	—	(9,206)	(9,206)
NOK	48,300	11/23/22	1.373%(A)	6 Month NIBOR(2)(S)	(12,405)	(96,512)	(84,107)
NOK	3,400	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	—	5,509	5,509
NZD	3,500	09/22/18	2.048%(S)	3 Month BBR(2)(Q)	—	15,085	15,085
NZD	7,195	12/14/19	2.373%(S)	3 Month BBR(1)(Q)	—	(3,011)	(3,011)
NZD	250	05/01/20	3.628%(S)	3 Month BBR(2)(Q)	7,044	6,404	(640)
NZD	100	10/03/22	2.740%(S)	3 Month BBR(2)(Q)	—	750	750
NZD	1,260	03/15/24	3.355%(S)	3 Month BBR(2)(Q)	—	34,308	34,308
NZD	100	01/10/27	3.420%(S)	3 Month BBR(2)(Q)	2,105	1,504	(601)
PLN	17,065	11/15/19	2.186%(A)	3 Month WIBOR(2)(Q)	—	3,543	3,543
PLN	5,280	12/08/19	2.040%(A)	6 Month WIBOR(1)(S)	—	(1,269)	(1,269)
PLN	2,600	03/15/22	2.530%(A)	6 Month WIBOR(2)(S)	—	11,215	11,215
PLN	4,100	05/26/22	2.350%(A)	6 Month WIBOR(2)(S)	2,540	3,680	1,140
PLN	4,910	12/08/22	2.490%(A)	6 Month WIBOR(2)(S)	—	(10,190)	(10,190)
PLN	550	01/21/26	2.500%(A)	6 Month WIBOR(2)(S)	1,944	(5,657)	(7,601)
PLN	1,350	05/26/27	2.820%(A)	6 Month WIBOR(1)(S)	—	5,883	5,883
PLN	1,210	12/08/27	2.940%(A)	6 Month WIBOR(1)(S)	—	5,074	5,074
SEK	30,585	11/15/19	(0.035%)(A)	3 Month STIBOR(2)(Q)	—	(2,191)	(2,191)
SEK	6,730	05/04/21	0.106%(A)	3 Month STIBOR(2)(Q)	—	(3,082)	(3,082)
SEK	2,500	04/12/22	0.270%(A)	3 Month STIBOR(2)(Q)	—	(2,110)	(2,110)
SEK	5,390	05/04/22	0.305%(A)	3 Month STIBOR(1)(Q)	—	3,909	3,909
SEK	4,000	03/15/24	0.840%(A)	3 Month STIBOR(2)(Q)	—	2,671	2,671
SEK	2,300	11/12/25	1.431%(A)	3 Month STIBOR(2)(Q)	—	7,544	7,544
SEK	265	06/22/27	1.031%(A)	3 Month STIBOR(2)(Q)	—	(677)	(677)
SGD	920	05/21/23	2.030%(S)	6 Month SIBOR(1)(S)	—	1,894	1,894
SGD	490	05/21/28	2.436%(S)	6 Month SIBOR(2)(S)	—	(561)	(561)
	1,300	02/08/18	0.884%(S)	3 Month LIBOR(1)(Q)	—	(1,108)	(1,108)
	4,520	02/21/18	0.941%(T)	1 Day USOIS(1)(T)	—	8,203	8,203
	1,435	10/07/18	1.253%(A)	1 Day USOIS(1)(A)	—	4,200	4,200
	2,535	11/17/18	1.080%(T)	1 Day USOIS(1)(T)	—	14,369	14,369
	3,810	11/18/18	0.911%(A)	1 Day USOIS(1)(A)	(219)	28,654	28,873
	1,660	11/22/18	1.297%(Q)	3 Month LIBOR(1)(Q)	—	9,979	9,979
	9,490	12/05/18	1.800%(S)	3 Month LIBOR(1)(Q)	7,671	11,890	4,219
	14,190	05/11/19	1.613%(S)	3 Month LIBOR(1)(Q)	21,058	88,608	67,550
	1,505	06/30/19	1.479%(A)	1 Day USOIS(1)(A)	—	7,937	7,937
	2,365	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(932)	11,490	12,422
	1,750	08/04/19	1.372%(A)	1 Day USOIS(1)(A)	(1,396)	12,847	14,243
	1,400	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	—	14,038	14,038
	4,890	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	1,378	20,040	18,662
	2,740	12/05/19	1.990%(S)	3 Month LIBOR(2)(Q)	734	(12,692)	(13,426)
	5,100	12/14/19	2.223%(S)	3 Month LIBOR(2)(Q)	—	(15,642)	(15,642)
	7,880	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	7,549	33,224	25,675

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
5,295	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	$1,307	$12,334	$11,027
695	04/04/20	—(3)(S)	—(3)(S)	—	2	2
9,640	05/11/20	1.763%(S)	3 Month LIBOR(1)(Q)	74,196	138,112	63,916
2,740	12/05/20	2.090%(S)	3 Month LIBOR(2)(Q)	(3,647)	(24,993)	(21,346)
3,760	05/31/21	1.849%(S)	3 Month LIBOR(2)(Q)	—	(76,052)	(76,052)
4,002	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	—	(67,515)	(67,515)
955	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	2,149	(15,958)	(18,107)
6,405	08/31/21	2.015%(S)	3 Month LIBOR(1)(Q)	(7,458)	72,336	79,794
1,370	11/22/21	1.792%(S)	3 Month LIBOR(2)(Q)	—	(36,126)	(36,126)
2,385	11/30/21	1.762%(S)	3 Month LIBOR(2)(Q)	—	(66,326)	(66,326)
685	12/05/21	2.160%(S)	3 Month LIBOR(1)(Q)	(2,822)	(8,715)	(5,893)
360	04/04/22	—(4)(S)	—(4)(S)	—	76	76
1,630	05/11/22	1.982%(S)	3 Month LIBOR(2)(Q)	(17,433)	(35,780)	(18,347)
2,000	06/16/22	—(7)(Q)	—(7)(Q)	—	(8,152)	(8,152)
2,020	11/01/22	1.815%(S)	3 Month LIBOR(2)(Q)	—	(67,761)	(67,761)
1,000	11/20/22	1.873%(S)	3 Month LIBOR(1)(Q)	—	31,478	31,478
835	12/05/22	2.210%(S)	3 Month LIBOR(1)(Q)	(1,166)	13,400	14,566
1,865	05/11/23	2.000%(S)	3 Month LIBOR(2)(Q)	(21,740)	(52,582)	(30,842)
680	05/21/23	2.215%(S)	3 Month LIBOR(2)(Q)	—	(14,254)	(14,254)
1,080	08/15/23	1.459%(S)	3 Month LIBOR(2)(Q)	—	(60,982)	(60,982)
2,634	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	—	55,334	55,334
10	11/15/23	2.217%(S)	3 Month LIBOR(1)(Q)	(11)	206	217
1,470	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	4,670	33,474	28,804
850	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	169	17,464	17,295
1,095	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(1,623)	20,376	21,999
2,520	05/11/24	2.139%(S)	3 Month LIBOR(1)(Q)	(35,223)	69,834	105,057
610	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	2,767	23,794	21,027
870	08/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	—	25,288	25,288
7,500	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	27,668	217,229	189,561
985	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	1,791	28,192	26,401
475	09/01/24	1.972%(S)	3 Month LIBOR(2)(Q)	—	(17,008)	(17,008)
2,955	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	11,272	63,954	52,682
1,010	12/05/24	2.290%(S)	3 Month LIBOR(1)(Q)	(2,326)	22,397	24,723
1,000	11/06/25	2.116%(S)	3 Month LIBOR(1)(Q)	—	39,082	39,082
657	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	9,056	28,589	19,533
525	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	2,544	19,411	16,867
265	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	8,332	8,332
395	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	(181)	8,980	9,161
3,010	05/11/27	2.305%(S)	3 Month LIBOR(2)(Q)	2,903	(98,591)	(101,494)
260	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	9,242	9,242
290	12/05/27	2.370%(S)	3 Month LIBOR(1)(Q)	1,971	8,596	6,625
1,435	05/11/28	2.000%(S)	3 Month LIBOR(2)(Q)	(48,689)	(95,335)	(46,646)
360	05/21/28	2.421%(S)	3 Month LIBOR(1)(Q)	—	11,566	11,566
500	05/03/32	2.434%(S)	3 Month LIBOR(2)(Q)	—	(21,030)	(21,030)
410	12/05/32	2.500%(S)	3 Month LIBOR(2)(Q)	1,951	(15,121)	(17,072)
190	10/16/33	2.890%(S)	3 Month LIBOR(2)(Q)	—	(859)	(859)
800	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(5,647)	(53,227)	(47,580)
395	05/03/37	2.508%(S)	3 Month LIBOR(1)(Q)	—	18,570	18,570
735	05/11/37	2.537%(S)	3 Month LIBOR(1)(Q)	671	31,271	30,600
80	12/05/37	2.550%(S)	3 Month LIBOR(2)(Q)	484	(3,416)	(3,900)
260	05/11/38	2.200%(S)	3 Month LIBOR(1)(Q)	17,484	25,682	8,198
325	05/11/42	2.562%(S)	3 Month LIBOR(2)(Q)	141	(15,031)	(15,172)
170	10/04/42	2.527%(S)	3 Month LIBOR(2)(Q)	—	(8,287)	(8,287)
85	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	—	18,227	18,227
60	12/05/47	2.570%(S)	3 Month LIBOR(1)(Q)	(599)	3,031	3,630
55	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	3,270	3,270
50	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	2,142	2,142

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
	1,155	05/11/48	2.300%(S)	3 Month LIBOR(2)(Q)	$(76,375)	$(124,353)	$(47,978)
ZAR	54,725	01/09/20	7.000%(Q)	3 Month JIBAR(1)(Q)	—	(604)	(604)
ZAR	58,010	01/09/21	7.400%(Q)	3 Month JIBAR(2)(Q)	—	(1,295)	(1,295)
ZAR	9,100	09/23/22	7.430%(Q)	3 Month JIBAR(2)(Q)	—	(4,126)	(4,126)
ZAR	5,200	05/05/25	7.940%(Q)	3 Month JIBAR(2)(Q)	(13,294)	5,412	18,706
ZAR	4,100	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	(81)	9,799	9,880
ZAR	6,760	01/17/28	7.833%(Q)	3 Month JIBAR(2)(Q)	(24)	(6,295)	(6,271)

					$43,148	$465,593	$422,445

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
CLP	220,000	02/09/27	4.120%(S)	1 Day CLOIS(2)(S)	$2,609	$—	$2,609	Morgan Stanley
CLP	140,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	432	—	432	Morgan Stanley
CLP	62,800	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	369	—	369	Morgan Stanley
CLP	101,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	73	—	73	Morgan Stanley
CNH	1,600	10/18/22	3.910%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(825)	(26)	(799)	Morgan Stanley
CNH	1,850	11/07/22	3.960%(Q)	7 Day China Fixing Repo Rates(2)(Q)	267	(30)	297	UBS AG
CNH	2,640	11/23/22	3.990%(Q)	7 Day China Fixing Repo Rates(2)(Q)	338	(92)	430	UBS AG
COP	3,740,000	07/22/18	6.810%(Q)	1 Day COOIS(1)(Q)	(16,378)	—	(16,378)	Morgan Stanley
COP	4,000,000	12/06/18	6.100%(Q)	1 Day COOIS(1)(Q)	(24,907)	—	(24,907)	Morgan Stanley
COP	1,600,000	06/02/27	5.910%(Q)	1 Day COOIS(2)(Q)	1,246	—	1,246	Morgan Stanley
COP	405,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	(676)	—	(676)	Morgan Stanley
COP	509,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	(173)	—	(173)	Morgan Stanley
ILS	15,790	11/15/19	0.290%(A)	3 Month TELBOR(1)(Q)	744	—	744	Citigroup Global Markets
ILS	3,500	07/13/20	0.405%(A)	3 Month TELBOR(1)(Q)	(4,141)	—	(4,141)	Citigroup Global Markets
ILS	5,620	11/20/21	0.915%(A)	3 Month TELBOR(1)(Q)	764	—	764	BNP Paribas
ILS	2,335	05/26/22	0.870%(A)	3 Month TELBOR(1)(Q)	(8,661)	—	(8,661)	JPMorgan Chase
ILS	700	12/09/22	1.530%(A)	3 Month TELBOR(2)(Q)	7,381	—	7,381	Citigroup Global Markets
ILS	350	09/19/26	1.600%(A)	3 Month TELBOR(2)(Q)	815	—	815	Barclays Capital Group
ILS	1,340	03/15/27	2.130%(A)	3 Month TELBOR(2)(Q)	23,093	—	23,093	Citigroup Global Markets

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
ILS	1,260	05/26/27	1.920%(A)	3 Month TELBOR(2)(Q)	$12,146	$—	$12,146	JPMorgan Chase
ILS	2,300	11/21/27	2.800%(A)	3 Month TELBOR(2)(Q)	338	—	338	BNP Paribas
SAR	2,300	11/08/22	3.090%(A)	3 Month SAIBOR(1)(Q)	(436)	—	(436)	BNP Paribas
ZAR	1,060	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)	(3,554)	(36)	(3,518)	Deutsche Bank AG
ZAR	7,000	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(8,987)	(69)	(8,918)	Deutsche Bank AG
ZAR	1,000	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)	4,024	34	3,990	Deutsche Bank AG
ZAR	6,575	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	10,466	56	10,410	Deutsche Bank AG

					$(3,633)	$(163)	$(3,470)

A security with a market value of $1,259,122 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at January 31, 2018.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month LIBOR plus 12 bps and receives the floating rate of 6 Month LIBOR.
(4)	The Fund pays the floating rate of 6 Month LIBOR and receives the floating rate of 3 Month LIBOR plus 11.75 bps.
(5)	The Fund pays quarterly the floating rate of 3 Month GBP LIBOR plus 3.10 bps and receives semiannually the floating rate of 6 Month GBP LIBOR.
(6)	The Fund pays quarterly the floating rate of 3 Month CHF LIBOR plus 1.75 bps and receives semiannually the floating rate of 6 Month CHF LIBOR.
(7)	The Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 22.375 bps.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$560,645	$—
Consumer Loans	—	965,982	—
Residential Mortgage-Backed Securities	—	458,269	—
Student Loans	—	184,867	—
Commercial Mortgage-Backed Security	—	229,798	—
Corporate Bonds	—	16,306,881	—
Residential Mortgage-Backed Securities	—	1,653,828	—
Sovereign Bonds	—	14,466,923	—
U.S. Treasury Obligations	—	550,169	—
Affiliated Mutual Funds	653,655	—	—
Options Purchased	2,764	1,450,245	—
Options Written	(1,939)	(1,412,391)	—
Other Financial Instruments*
Futures Contracts	(156,161)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	16,696	—
OTC Cross Currency Exchange Contracts	—	41,179	—
OTC Credit Default Swap Agreements	—	362,346	(21,314)
OTC Currency Swap Agreements	—	(874,123)	—
Centrally Cleared Inflation Swaps Agreements	—	2,498	—
Centrally Cleared Interest Rate Swap Agreements	—	422,445	—
OTC Interest Rate Swap Agreements	—	(3,633)	—

Total	$498,319	$35,382,624	$(21,314)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Real Assets Fund

Consolidated Schedule of Investments

as of January 31, 2018 (unaudited)

			Shares	Value
LONG-TERM INVESTMENTS — 76.5%
AFFILIATED MUTUAL FUNDS — 59.7%
Prudential Floating Rate Income Fund (Class Q)			87,558	$871,198
Prudential Global Real Estate Fund (Class Q)			1,907,509	46,123,567
Prudential Jennison Global Infrastructure Fund (Class Q)			1,668,897	22,630,247
Prudential Jennison MLP Fund (Class Q)			1,104,974	8,519,348
Prudential Jennison Natural Resources Fund, Inc. (Class Q)			578,274	24,310,639
Prudential Short Duration High Yield Income Fund (Class Q)			96,688	869,223

TOTAL AFFILIATED MUTUAL FUNDS (cost $95,481,341)(w)				103,324,222

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS — 16.8%
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/19	1,120	1,178,107
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/20	1,235	1,295,124
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/21	2,340	2,412,950
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	01/15/22	1,610	1,736,188
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	01/15/23	3,125	3,286,016
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%	01/15/27	720	720,357
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%	01/15/24	1,030	1,097,033
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%	01/15/26	1,475	1,535,691
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%	02/15/43	225	232,813
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%	02/15/45	530	549,595
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000%	02/15/46	610	668,509
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125%	01/15/21	1,165	1,345,154
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%	01/15/20	1,010	1,179,022
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%	02/15/44	1,260	1,518,441
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750%	01/15/28	695	906,708
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000%	01/15/26	1,090	1,503,926
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%	02/15/40	255	373,808
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%	02/15/41	310	451,658
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%	01/15/25	2,635	3,880,753
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%	01/15/27	230	324,757
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500%	01/15/29	200	274,652
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625%	04/15/28	630	1,243,050
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875%	04/15/29	680	1,371,416

TOTAL U.S. TREASURY OBLIGATIONS (cost $29,051,313)				29,085,728

TOTAL LONG-TERM INVESTMENTS (cost $124,532,654)				132,409,950

SHORT-TERM INVESTMENTS — 20.5%
U.S. TREASURY OBLIGATIONS(bb)(n) — 16.2%
U.S. Treasury Bills(k)	1.245%	02/15/18	5,100	5,097,626
U.S. Treasury Bills	1.289%	03/08/18	3,600	3,595,279
U.S. Treasury Bills(k)	1.299%	03/15/18	6,300	6,290,248
U.S. Treasury Bills(k)	1.319%	03/15/18	500	499,226
U.S. Treasury Bills	1.385%	04/05/18	1,800	1,795,812
U.S. Treasury Bills	1.408%	04/12/18	5,800	5,784,588
U.S. Treasury Bills(k)	1.413%	04/26/18	3,200	3,189,387
U.S. Treasury Bills	1.433%	05/03/18	1,900	1,893,048

TOTAL U.S. TREASURY OBLIGATIONS (cost $28,145,223)				28,145,214

	Shares	Value
UNAFFILIATED FUND — 3.5%
Dreyfus Treasury Securities Cash Management(bb) (cost $6,010,381)	6,010,381	$6,010,381

AFFILIATED MUTUAL FUND — 0.8%
Prudential Investment Portfolios 2—Prudential Core Ultra Short Bond Fund(w) (cost $1,321,547)	1,321,547	1,321,547

TOTAL SHORT-TERM INVESTMENTS (cost $35,477,151)		35,477,142

TOTAL INVESTMENTS — 97.0% (cost $160,009,805)		167,887,092
Other assets in excess of liabilities(z) — 3.0%		5,182,908

NET ASSETS — 100.0%		$173,070,000

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Commodity Futures contracts outstanding at January 31, 2018(1):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/Unrealized Appreciation (Depreciation)
	Long Positions:
22	Brent Crude	May 2018	$1,508,540	$7,753
9	Brent Crude	Jul. 2018	610,830	(10,520)
8	Brent Crude	Sept. 2018	536,880	10,840
17	Coffee ‘C’	Mar. 2018	776,794	(30,188)
1	Coffee ‘C’	Dec. 2018	49,631	544
21	Copper	Mar. 2018	1,677,638	28,513
7	Copper	Dec. 2018	570,675	8,038
115	Corn	Mar. 2018	2,078,625	29,093
6	Cotton No. 2	Mar. 2018	231,840	14,090
2	Cotton No. 2	Dec. 2018	74,510	(468)
12	Gasoline RBOB	Mar. 2018	954,425	58,183
3	Gasoline RBOB	Sep. 2018	248,825	4,129
59	Gold 100 OZ	Apr. 2018	7,924,290	(59,050)
4	Gold 100 OZ	Aug. 2018	541,560	15,980
23	Hard Red Winter Wheat	Mar. 2018	537,338	30,613
11	Lean Hogs	Apr. 2018	317,900	(14,750)
1	Lean Hogs	Aug. 2018	33,010	220
2	Lean Hogs	Oct. 2018	56,020	(690)
14	Live Cattle	Apr. 2018	688,380	19,220
3	Live Cattle	Aug. 2018	134,760	(2,280)
2	Live Cattle	Oct. 2018	90,960	1,280
2	LME Nickel	Feb. 2018	162,786	35,664
9	LME Nickel	Mar. 2018	733,293	118,200
8	LME Nickel	Jun. 2018	654,312	128,913
3	LME Nickel	Aug. 2018	245,997	27,087
3	LME Nickel	Dec. 2018	247,203	15,021
21	LME PRI Aluminum	Mar. 2018	1,162,219	108,464
13	LME PRI Aluminum	Jun. 2018	723,775	23,235
4	LME PRI Aluminum	Sep. 2018	223,700	7,430
7	LME Zinc	Mar. 2018	621,163	76,784
2	LME Zinc	May 2018	176,925	37,321
7	LME Zinc	Jun. 2018	618,188	76,696
1	LME Zinc	Jul. 2018	88,175	9,320
3	LME Zinc	Oct. 2018	262,725	20,779
61	Natural Gas	Mar. 2018	1,826,950	125,735
13	Natural Gas	Apr. 2018	371,800	12,505
1	Natural Gas	May 2018	28,540	50
22	Natural Gas	Dec. 2018	681,120	14,053
55	No. 2 Soft Red Winter Wheat	Mar. 2018	1,242,313	26,797

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/Unrealized Appreciation (Depreciation)
10	NY Harbor ULSD	Mar. 2018	$867,888	$46,122
4	NY Harbor ULSD	May 2018	342,821	2,600
14	Silver	Mar. 2018	1,206,870	18,850
3	Silver	Dec. 2018	264,735	9,120
39	Soybean	Mar. 2018	1,941,713	17,675
28	Soybean Meal	Mar. 2018	945,840	16,170
31	Soybean Oil	Mar. 2018	615,102	(14,487)
11	Soybean Oil	Jul. 2018	220,968	(6,102)
61	Sugar #11 (World)	Mar. 2018	903,874	(77,829)
8	Sugar #11 (World)	Jul. 2018	122,483	(6,815)
22	WTI Crude	Mar. 2018	1,424,060	142,515
1	WTI Crude	May 2018	64,310	870
8	WTI Crude	Jul. 2018	508,240	(2,920)
10	WTI Crude	Sep. 2018	624,900	30,050

				1,150,423

	Short Positions:
2	LME Nickel	Feb. 2018	162,786	(42,513)
5	LME Nickel	Jun. 2018	408,945	(45,321)
3	LME Nickel	Aug. 2018	245,997	(27,681)
9	LME PRI Aluminum	Mar. 2018	498,094	(26,350)
4	LME PRI Aluminum	Jun. 2018	222,700	(7,653)
1	LME PRI Aluminum	Sep. 2018	55,925	(5)
1	LME Zinc	Mar. 2018	88,738	(19,244)
2	LME Zinc	May 2018	176,925	(32,706)
4	LME Zinc	Jun. 2018	353,250	(30,255)
1	LME Zinc	Jul. 2018	88,175	(11,331)

				(243,059)

				$907,364

Securities with a combined market value of $3,197,507 and $499,226 have been segregated with Credit Suisse First Boston Corp. and Morgan Stanley, respectively, to cover requirements for open futures contracts at January 31, 2018.

(1)	Represents positions held in the Cayman Subsidiary.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$104,645,769	$—	$—
U.S. Treasury Obligations	—	57,230,942	—
Unaffiliated Fund	6,010,381	—	—
Other Financial Instruments*
Commodity Futures Contracts	907,364	—	—

Total	$111,563,514	$57,230,942	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Glossary:

The following abbreviations are used in the quarterly schedule of portfolio holdings:

A	Annual payment frequency for swaps
M	Monthly payment frequency for swaps
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
T	Swap payment upon termination
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BBSW	Australian Bank Bill Swap Reference Rate
bps	Basis Points
BROIS	Brazil Overnight Interbank Deposit
BUBOR	Budapest Interbank Offered Rate
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CLOIS	Sinacofi Chile Interbank Rate Average
COOIS	Colombia Overnight Interbank Reference Rate
DAC	Designated Activity Company
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
HICP	Harmonized Index of Consumer Prices
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
MLP	Master Limited Partnership
NIBOR	Norwegian Interbank Offered Rate
OTC	Over-the-counter
PRIBOR	Prague Interbank Offered Rate
PRI	Primary Rate Interface
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
SAIBOR	Saudi Arabian Interbank Offered Rate
SONIA	Sterling Overnight Index Average
STIBOR	Stockholm Interbank Offered Rate
TELBOR	Tel Aviv Interbank Offered Rate
TIPS	Treasury Inflation-Protected Securities
ULSD	Ultra-Low-Sulfur Diesel
USOIS	United States Overnight Index Swap
WIBOR	Warsaw Interbank Offered Rate
WTI	West Texas Intermediate
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc

CLP	Chilean Peso
CNH	Chinese Renminbi (offshore)
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SAR	Saudi Arabian Riyal
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Prudential Real Assets Fund wholly owns and controls the Prudential Real Assets Subsidiary, Ltd., (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act, as amended. In valuing its investments, the Subsidiary follows the same valuation policies as the Prudential Real Assets Fund as described above.

Certain Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments. Certain Funds may also invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from Securities Exchange Commission (“SEC”), a series of the Prudential Investment Portfolios 2 (together with Prudential Core Ultra Short Bond Fund, the “Core Funds”), registered under the 1940 Act and managed by PGIM Investments.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 3

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    March 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 16, 2018

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date March 16, 2018

*	Print the name and title of each signing officer under his or her signature.